PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 85.8%
Asset-Backed Securities 3.3%
Cayman Islands 0.8%
MidOcean Credit CLO, Series 2018-08A, Class B, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	1.874%(c)	02/20/31		250	$249,628
Trinitas CLO Ltd., Series 2020-14A, Class C, 144A, 3 Month LIBOR + 3.000% (Cap N/A, Floor 3.000%)	3.244(c)	01/25/34		250	249,792
Zais CLO Ltd., Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)	1.191(c)	04/15/29		242	237,929
					737,349
Spain 0.5%
TFS, Series 2018-03, Class A1, 1 Month EURIBOR + 2.900%	2.900(c)	04/16/23	EUR	486	530,435
United States 2.0%
Laurel Road Prime Student Loan Trust, Series 2019-A, Class R, IO, 144A	0.000	10/25/48		1,518	129,074
Legacy Mortgage Asset Trust,
Series 2019-GS01, Class A1, 144A	4.000	01/25/59		64	64,935
Series 2019-GS02, Class A1, 144A	3.750	01/25/59		145	145,058
Series 2019-SL01, Class A, 144A	4.000(cc)	12/28/54		43	43,145

Oportun Funding IX LLC, Series 2018-B, Class D, 144A	5.770	07/08/24		500	501,488
Oportun Funding XIII LLC, Series 2019-A, Class B, 144A	3.870	08/08/25		100	102,173
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	2.980(c)	02/25/23		100	99,019
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	2.780(c)	08/25/25		100	98,030

TH MSR Issuer Trust, Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	2.930(c)	06/25/24		820	795,641
					1,978,563

Total Asset-Backed Securities (cost $3,257,261)					3,246,347

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Bank Loans 0.6%
United Kingdom 0.2%
INEOS Ltd., Term Loan	— %(p)	01/29/26		150	$180,980
United States 0.4%
Ascent Resources Utica Holdings LLC, Second Lien Term Loan, 3 Month LIBOR + 9.000%	10.000(c)	11/01/25		178	194,910
Chesapeake Energy Corp., Class A Loan, 3 Month LIBOR + 8.000% (Cap N/A, Floor 1.000%)	8.000(c)	06/24/24(d)		175	212,133
					407,043

Total Bank Loans (cost $531,169)					588,023
Commercial Mortgage-Backed Securities 4.1%
Canada 0.1%
Real Estate Asset Liquidity Trust, Series 2020-01A, Class A1, 144A	2.381(cc)	02/12/55	CAD	72	58,117
United States 4.0%
BX Commercial Mortgage Trust,
Series 2019-XL, Class J, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	2.776(c)	10/15/36		608	608,708
Series 2020-BXLP, Class G, 144A, 1 Month LIBOR + 2.500% (Cap N/A, Floor 2.500%)	2.626(c)	12/15/36		749	750,708

Cold Storage Trust, Series 2020-ICE05, Class E, 144A, 1 Month LIBOR + 2.766% (Cap N/A, Floor 2.833%)	2.892(c)	11/15/37		100	100,310
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	2.276(c)	05/15/36		275	275,706
Series 2019-ICE04, Class F, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	2.776(c)	05/15/36		250	250,000

DBWF Mortgage Trust, Series 2016-85T, Class E, 144A	3.808(cc)	12/10/36		250	241,025
FHLMC Multifamily Structured Pass-Through Certificates,
Series K111, Class X1, IO	1.572(cc)	05/25/30		479	61,225
Series K113, Class X1, IO	1.387(cc)	06/25/30		1,610	182,897

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)
United States (cont’d.)

JPMorgan Chase Commercial Mortgage Securities Corp., Series 2018-AON, Class E, 144A	4.613%(cc)	07/05/31		400	$415,555
MKT Mortgage Trust, Series 2020-525M, Class F, 144A	2.941(cc)	02/12/40		550	499,983
Morgan Stanley Capital I Trust, Series 2019-MEAD, Class E, 144A	3.177(cc)	11/10/36		650	512,612
One New York Plaza Trust, Series 2020-01NYP, Class D, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)	2.909(c)	01/15/26		125	126,250
					4,024,979

Total Commercial Mortgage-Backed Securities (cost $4,151,998)					4,083,096
Corporate Bonds 40.2%
Brazil 1.2%
Petrobras Global Finance BV,
Gtd. Notes	5.375	10/01/29	GBP	415	660,165
Gtd. Notes	6.625	01/16/34	GBP	100	170,317
Gtd. Notes, EMTN	6.250	12/14/26	GBP	200	326,460
					1,156,942
Canada 1.5%
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A	7.500	12/01/24		180	173,426
Sr. Unsec’d. Notes, 144A	7.875	04/15/27		480	443,025

Brookfield Residential Properties, Inc./Brookfield Residential US Corp., Gtd. Notes, 144A	4.875	02/15/30		85	87,178
Cenovus Energy, Inc.,
Sr. Unsec’d. Notes	4.250	04/15/27		200	219,739
Sr. Unsec’d. Notes	5.250	06/15/37		250	280,788
MEG Energy Corp.,
Gtd. Notes, 144A	7.125	02/01/27		45	46,495
Sec’d. Notes, 144A	6.500	01/15/25		200	205,959
					1,456,610

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
China 0.4%
Sinopec Group Overseas Development 2015 Ltd., Gtd. Notes	1.000%	04/28/22	EUR	200	$245,384
State Grid Europe Development 2014 PLC, Gtd. Notes, Series A	1.500	01/26/22	EUR	100	122,891
					368,275
France 1.8%
Adevinta ASA, Sr. Sec’d. Notes, 144A	3.000	11/15/27	EUR	100	125,122
Altice France SA, Sr. Sec’d. Notes	3.375	01/15/28	EUR	400	481,335
CAB SELAS, Sr. Sec’d. Notes, 144A	3.375	02/01/28	EUR	125	151,694
Credit Agricole Assurances SA, Sub. Notes	4.250(ff)	01/13/25(oo)	EUR	100	134,091
Loxam SAS,
Sr. Sub. Notes	4.500	04/15/27	EUR	100	116,203
Sr. Sub. Notes	5.750	07/15/27	EUR	280	341,493

Picard Bondco SA, Gtd. Notes	5.500	11/30/24	EUR	200	248,024
SPCM SA,
Sr. Unsec’d. Notes, 144A	2.000	02/01/26	EUR	100	123,307
Sr. Unsec’d. Notes, 144A	2.625	02/01/29	EUR	100	125,074
					1,846,343
Germany 1.5%
Atotech Alpha 2 BV, Sr. Unsec’d. Notes, 144A, Cash coupon 8.750% or PIK 9.500%	8.750	06/01/23		200	201,945
Nidda BondCo GmbH, Gtd. Notes, 144A	5.000	09/30/25	EUR	100	122,084
thyssenkrupp AG, Sr. Unsec’d. Notes	1.375	03/03/22	EUR	150	181,751
Vertical Holdco GmbH, Sr. Unsec’d. Notes	6.625	07/15/28	EUR	300	387,654
Vertical Midco GmbH,
Sr. Sec’d. Notes	4.375	07/15/27	EUR	100	127,024
Sr. Sec’d. Notes, 144A	4.375	07/15/27	EUR	100	127,024

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Germany (cont’d.)
Volkswagen International Finance NV,
Gtd. Notes	2.700%(ff)	12/14/22(oo)	EUR	100	$123,622
Gtd. Notes	4.625(ff)	03/24/26(oo)	EUR	200	267,588
					1,538,692
India 0.4%
NTPC Ltd., Sr. Unsec’d. Notes, EMTN	2.750	02/01/27	EUR	300	386,167
Indonesia 0.8%
Perusahaan Listrik Negara PT,
Sr. Unsec’d. Notes	2.875	10/25/25	EUR	500	660,905
Sr. Unsec’d. Notes, 144A	1.875	11/05/31	EUR	100	121,304
					782,209
Ireland 0.1%
Virgin Media Vendor Financing Notes III DAC, Gtd. Notes	4.875	07/15/28	GBP	100	140,830
Italy 0.1%
Assicurazioni Generali SpA, Sub. Notes, EMTN	5.500(ff)	10/27/47	EUR	100	146,839
Jamaica 0.5%
Digicel Group 0.5 Ltd., Sr. Sec’d. Notes, Cash coupon 8.000% and PIK 2.000% or PIK 10.000%	10.000	04/01/24		105	99,507
Digicel Holdings Bermuda Ltd./Digicel International Finance Ltd., Sr. Sec’d. Notes, 144A	8.750	05/25/24		200	209,089
Digicel Ltd., Gtd. Notes, 144A	6.750	03/01/23		200	164,926
					473,522
Kazakhstan 0.2%
Kazakhstan Temir Zholy National Co. JSC,
Gtd. Notes	3.250	12/05/23	CHF	50	59,313
Gtd. Notes	3.638	06/20/22	CHF	100	115,858
					175,171

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Luxembourg 1.3%
ARD Finance SA,
Sr. Sec’d. Notes, Cash coupon 5.000% or PIK 5.750%	5.000%	06/30/27	EUR	400	$498,224
Sr. Sec’d. Notes, 144A, Cash coupon 5.000% or PIK 5.750%	5.000	06/30/27	EUR	300	373,668

Intelsat Jackson Holdings SA, Gtd. Notes (original cost $381,925; purchased 05/01/19 - 01/31/20)(f)	5.500	08/01/23(d)		440	307,250
Intelsat Luxembourg SA, Gtd. Notes (original cost $83,275; purchased 11/18/19 - 02/07/20)(f)	8.125	06/01/23(d)		150	11,987
Matterhorn Telecom SA, Sr. Sec’d. Notes	3.125	09/15/26	EUR	100	120,384
					1,311,513
Mexico 1.3%
Petroleos Mexicanos,
Gtd. Notes	3.625	11/24/25	EUR	200	239,271
Gtd. Notes	6.500	01/23/29		40	39,778
Gtd. Notes	6.840	01/23/30		150	150,504
Gtd. Notes, EMTN	1.875	04/21/22	EUR	100	120,445
Gtd. Notes, EMTN	3.750	02/21/24	EUR	200	243,990
Gtd. Notes, EMTN	3.750	04/16/26	EUR	100	119,552
Gtd. Notes, EMTN	4.875	02/21/28	EUR	300	360,878
					1,274,418
Netherlands 1.1%
OCI NV, Sr. Sec’d. Notes	3.125	11/01/24	EUR	250	309,835
United Group BV, Sr. Sec’d. Notes, 144A	3.125	02/15/26	EUR	400	470,857
Ziggo Bond Co. BV, Gtd. Notes, 144A	3.375	02/28/30	EUR	300	363,155
					1,143,847
Peru 0.1%
Peru Enhanced Pass-Through Finance Ltd., Pass-Through Certificates	1.962(s)	06/02/25		140	135,522

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Russia 0.4%
Gazprom PJSC Via Gaz Capital SA,
Sr. Unsec’d. Notes	2.500%	03/21/26	EUR	100	$128,506
Sr. Unsec’d. Notes	4.250	04/06/24	GBP	100	146,720
Russian Railways Via RZD Capital PLC,
Sr. Unsec’d. Notes	0.898	10/03/25	CHF	100	112,550
Sr. Unsec’d. Notes	1.195	04/03/28	CHF	50	55,512
					443,288
South Africa 0.7%
Eskom Holdings SOC Ltd.,
Gov’t. Gtd. Notes, 144A, MTN	6.350	08/10/28		200	221,685
Gov’t. Gtd. Notes, MTN	6.350	08/10/28		400	443,371
					665,056
Spain 0.8%
Banco Santander SA, Sub. Notes	2.749	12/03/30		200	201,969
Codere Finance 2 Luxembourg SA,
Sr. Sec’d. Notes, Cash coupon 4.500% and PIK 6.250% (original cost $264,197; purchased 01/03/19 - 12/02/19)(f)	10.750	11/01/23	EUR	250	194,168
Sr. Sec’d. Notes, 144A (original cost $229,721; purchased 07/24/20 - 10/09/20)(f)	10.750	09/30/23	EUR	199	253,721

ContourGlobal Power Holdings SA, Sr. Sec’d. Notes	4.125	08/01/25	EUR	100	124,501
					774,359
Ukraine 0.1%
NAK Naftogaz Ukraine via Kondor Finance PLC, Sr. Unsec’d. Notes	7.125	07/19/24	EUR	100	125,019
United Arab Emirates 0.3%
DP World PLC,
Sr. Unsec’d. Notes	2.375	09/25/26	EUR	100	128,142
Sr. Unsec’d. Notes	4.250	09/25/30	GBP	100	155,041
					283,183

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United Kingdom 2.7%
BP Capital Markets PLC, Gtd. Notes	4.375%(ff)	06/22/25(oo)		250	$265,721
Co-Operative Group Ltd., Sr. Unsec’d. Notes	5.125	05/17/24	GBP	150	219,685
eG Global Finance PLC,
Sr. Sec’d. Notes	4.375	02/07/25	EUR	450	538,042
Sr. Sec’d. Notes, 144A	4.375	02/07/25	EUR	100	119,565

INEOS Quattro Finance 2 PLC, Sr. Sec’d. Notes, 144A	2.500	01/15/26	EUR	100	121,235
Ladbrokes Group Finance PLC, Sr. Sec’d. Notes	5.125	09/08/23	GBP	300	431,386
Lloyds Banking Group PLC, Sub. Notes	4.582	12/10/25		200	228,071
Merlin Entertainments Ltd., Sec’d. Notes, 144A	5.750	06/15/26		200	208,020
Natwest Group PLC, Sr. Unsec’d. Notes, EMTN	2.000(ff)	03/08/23	EUR	100	123,996
Stonegate Pub Co. Financing 2019 PLC, Sr. Sec’d. Notes, 144A	8.250	07/31/25	GBP	300	422,771
					2,678,492
United States 22.9%
AdaptHealth LLC, Gtd. Notes, 144A	4.625	08/01/29		25	25,535
Adient Global Holdings Ltd., Gtd. Notes, 144A	4.875	08/15/26		200	202,448
Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A	8.250	02/15/26		75	76,685
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes	7.875	12/15/24(d)		400	264
Altria Group, Inc., Gtd. Notes	3.125	06/15/31	EUR	100	144,919
AMC Entertainment Holdings, Inc., Sec’d. Notes, 144A, Cash coupon 10.000% / PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	12.000	06/15/26		172	125,963
American Axle & Manufacturing, Inc., Gtd. Notes	6.250	03/15/26		150	153,151
American International Group, Inc., Sr. Unsec’d. Notes	1.875	06/21/27	EUR	100	133,035

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.875%	08/20/26		275	$315,904
Antero Resources Corp.,
Gtd. Notes	5.000	03/01/25		100	94,764
Gtd. Notes	5.125	12/01/22		24	24,004
Gtd. Notes	5.625	06/01/23		175	172,798
Gtd. Notes, 144A	8.375	07/15/26		50	52,983
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	9.000	11/01/27		93	105,086
Sr. Unsec’d. Notes, 144A	7.000	11/01/26		50	47,743
Sr. Unsec’d. Notes, 144A	8.250	12/31/28		50	50,855

Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	9.875	04/01/27		325	367,916
Avantor Funding, Inc., Sr. Sec’d. Notes, 144A	2.625	11/01/25	EUR	100	123,947
Banff Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	9.750	09/01/26		250	264,629
Bank of America Corp., Jr. Sub. Notes, Series X	6.250(ff)	09/05/24(oo)		250	275,772
Bausch Health Americas, Inc., Gtd. Notes, 144A	8.500	01/31/27		415	458,920
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28		50	51,498
Gtd. Notes, 144A	5.000	02/15/29		50	51,199
Gtd. Notes, 144A	5.250	01/30/30		50	51,706
Gtd. Notes, 144A	5.250	02/15/31		25	25,737
Gtd. Notes, 144A	6.250	02/15/29		30	32,189
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27		100	105,609
Gtd. Notes	6.750	03/15/25		175	180,734
Gtd. Notes	7.250	10/15/29		75	84,239

Boeing Co. (The), Sr. Unsec’d. Notes	5.805	05/01/50		80	105,454
Brinker International, Inc.,
Gtd. Notes, 144A	5.000	10/01/24		100	104,332
Sr. Unsec’d. Notes	3.875	05/15/23		125	125,894

Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	4.125	05/15/29		65	74,333
Broadcom, Inc., Gtd. Notes, 144A	3.500	02/15/41		60	60,506

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

Caesars Resort Collection LLC/CRC Finco, Inc., Gtd. Notes, 144A	5.250%	10/15/25		600	$596,875
Calpine Corp.,
Sr. Unsec’d. Notes, 144A	4.625	02/01/29		50	50,444
Sr. Unsec’d. Notes, 144A	5.000	02/01/31		85	87,376
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	4.750	03/01/30		169	179,643
Sr. Unsec’d. Notes, 144A	5.375	06/01/29		50	54,252

Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	3.700	04/01/51		15	14,778
Chemours Co. (The),
Gtd. Notes	5.375	05/15/27		125	134,486
Gtd. Notes	7.000	05/15/25		80	82,714

Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	9.250	08/01/24		25	24,038
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	9.250	02/15/24		50	52,006
CNX Resources Corp., Gtd. Notes, 144A	7.250	03/14/27		125	133,999
Comcast Corp., Gtd. Notes	0.750	02/20/32	EUR	300	380,002
CommScope Technologies LLC, Gtd. Notes, 144A	6.000	06/15/25		65	66,376
Dana Financing Luxembourg Sarl, Gtd. Notes, 144A	6.500	06/01/26		100	104,418
Dana, Inc., Sr. Unsec’d. Notes	5.375	11/15/27		165	174,415
Danaher Corp., Sr. Unsec’d. Notes	2.100	09/30/26	EUR	100	134,875
DH Europe Finance II Sarl, Gtd. Notes	0.450	03/18/28	EUR	100	122,863
Diamond BC BV, Sr. Unsec’d. Notes	5.625	08/15/25	EUR	200	247,125
Diamond Sports Group LLC/Diamond Sports Finance Co., Gtd. Notes, 144A	6.625	08/15/27		510	323,935
Diamondback Energy, Inc., Gtd. Notes	3.500	12/01/29		250	265,531
DISH DBS Corp., Gtd. Notes	7.750	07/01/26		575	624,017

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

Eli Lilly & Co., Sr. Unsec’d. Notes	0.625%	11/01/31	EUR	100	$127,183
Embarq Corp., Sr. Unsec’d. Notes	7.995	06/01/36		160	196,040
Energizer Gamma Acquisition BV, Gtd. Notes	4.625	07/15/26	EUR	300	375,978
Energy Transfer Operating LP, Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)		200	188,133
Everi Payments, Inc., Gtd. Notes, 144A	7.500	12/15/25		78	80,853
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.,
Sr. Unsec’d. Notes	8.625	06/15/20(d)		50	22,943
Sr. Unsec’d. Notes	8.625	06/15/20(d)		150	70,237

Fidelity National Information Services, Inc., Gtd. Notes	1.100	07/15/24	EUR	100	125,971
Ford Motor Co., Sr. Unsec’d. Notes	4.750	01/15/43		750	756,326
General Motors Co., Sr. Unsec’d. Notes	5.150	04/01/38		100	120,603
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.375	11/01/23		125	136,913
Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A	7.625	04/15/26		275	294,297
Golden Nugget, Inc.,
Gtd. Notes, 144A	8.750	10/01/25(a)		100	103,845
Sr. Unsec’d. Notes, 144A	6.750	10/15/24		50	49,999

Goldman Sachs Group, Inc. (The), Sub. Notes	4.750	10/12/21	EUR	100	125,264
Griffon Corp., Gtd. Notes	5.750	03/01/28		100	105,781
HCA, Inc., Gtd. Notes	5.625	09/01/28		100	117,099
Hexion, Inc., Gtd. Notes, 144A	7.875	07/15/27		100	106,853
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29		25	25,409
Sr. Unsec’d. Notes, 144A	6.000	02/01/31		25	25,376
Sr. Unsec’d. Notes, 144A	6.250	11/01/28		150	158,269

Hilton Domestic Operating Co., Inc., Gtd. Notes, 144A	3.625	02/15/32		400	395,410

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

Howard Hughes Corp. (The), Gtd. Notes, 144A	4.125%	02/01/29		350	$348,394
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	6.250	02/15/26		300	307,150
iHeartCommunications, Inc., Gtd. Notes	8.375	05/01/27		150	160,101
Intrado Corp., Gtd. Notes, 144A	8.500	10/15/25		75	74,191
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., Gtd. Notes, 144A	6.500	04/15/29		80	90,945
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)		260	267,140
Sr. Unsec’d. Notes	0.000	02/04/32		350	349,937

KB Home, Gtd. Notes	4.800	11/15/29		150	165,389
Kraft Heinz Foods Co.,
Gtd. Notes	3.000	06/01/26		150	158,695
Gtd. Notes	3.750	04/01/30		75	80,508

Laureate Education, Inc., Gtd. Notes, 144A	8.250	05/01/25		155	163,430
Lumen Technologies, Inc.,
Sr. Unsec’d. Notes, Series P	7.600	09/15/39		80	98,861
Sr. Unsec’d. Notes, Series U	7.650	03/15/42		100	123,782
Medtronic Global Holdings SCA,
Gtd. Notes	0.750	10/15/32	EUR	200	253,437
Gtd. Notes	1.500	07/02/39	EUR	100	132,922

MGM Resorts International, Gtd. Notes	4.750	10/15/28		250	260,694
Morgan Stanley,
Jr. Sub. Notes, Series J, 3 Month LIBOR + 3.810% (Cap N/A, Floor 0.000%)	4.051(c)	04/15/21(oo)		250	250,144
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32		115	114,673
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	3.325	03/24/25	EUR	100	130,060
Gtd. Notes	3.692	06/05/28	GBP	155	230,584

Nabors Industries, Inc., Gtd. Notes	5.750	02/01/25		75	47,250
Nationstar Mortgage Holdings, Inc., Gtd. Notes, 144A	5.500	08/15/28		120	124,446
OneMain Finance Corp., Gtd. Notes	7.125	03/15/26		200	234,627

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

ONEOK, Inc., Gtd. Notes	3.100%	03/15/30		265	$275,094
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Sr. Sec’d. Notes, 144A	5.875	10/01/28		225	237,591
Penn National Gaming, Inc., Sr. Unsec’d. Notes, 144A	5.625	01/15/27		125	131,468
Range Resources Corp.,
Gtd. Notes	9.250	02/01/26		350	381,177
Gtd. Notes, 144A	8.250	01/15/29		25	26,250

RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., Gtd. Notes, 144A	9.750	12/01/26		150	163,773
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	6.875	04/15/40		75	83,620
Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes	5.250	11/15/22		100	98,504
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.625	12/01/25		350	360,531
Scientific Games International, Inc., Gtd. Notes, 144A	8.625	07/01/25		750	811,495
Service Properties Trust, Sr. Unsec’d. Notes	4.350	10/01/24		200	196,421
Silgan Holdings, Inc., Sr. Unsec’d. Notes	2.250	06/01/28	EUR	110	135,311
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	4.375	07/15/30		60	63,588
Station Casinos LLC, Gtd. Notes, 144A	5.000	10/01/25		75	75,484
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes	5.750	03/01/25		75	76,572
Sr. Unsec’d. Notes	5.875	03/01/27		275	287,564
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	6.000	12/31/30		75	75,358
Gtd. Notes, 144A	7.500	10/01/25		150	159,615
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28		200	226,476
Gtd. Notes, 144A	6.625	07/15/27		420	452,976

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)

Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., Gtd. Notes, 144A	5.625%	03/01/24	125	$135,147
Tenet Healthcare Corp.,
Sec’d. Notes	5.125	05/01/25	125	126,607
Sr. Unsec’d. Notes	6.750	06/15/23	100	108,287

T-Mobile USA, Inc., Gtd. Notes	2.625	02/15/29	125	125,425
TPC Group, Inc., Sr. Sec’d. Notes, 144A	10.500	08/01/24	50	47,397
Transocean, Inc.,
Gtd. Notes, 144A	7.250	11/01/25	150	83,355
Gtd. Notes, 144A	8.000	02/01/27	75	39,120

Tronox Finance PLC, Gtd. Notes, 144A	5.750	10/01/25	25	25,964
U.S. Concrete, Inc., Gtd. Notes	6.375	06/01/24	91	93,593
United Airlines 2019-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.700	11/01/33(h)	69	67,113
United Rentals North America, Inc.,
Gtd. Notes	4.875	01/15/28	320	340,042
Gtd. Notes	5.250	01/15/30	35	38,743

Valvoline, Inc., Gtd. Notes, 144A	4.250	02/15/30	65	68,106
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A	5.750	02/01/29	125	129,075
Sr. Sec’d. Notes, 144A	6.125	02/01/25	250	253,827
VEREIT Operating Partnership LP,
Gtd. Notes	2.200	06/15/28	10	10,225
Gtd. Notes	2.850	12/15/32	410	421,542
Viatris, Inc.,
Gtd. Notes, 144A	3.850	06/22/40	20	22,135
Gtd. Notes, 144A	4.000	06/22/50	80	89,151
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.250	12/01/26	75	77,684
Gtd. Notes, 144A	4.625	12/01/29	50	53,253

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)

Vistra Operations Co. LLC, Gtd. Notes, 144A	5.000%	07/31/27	255	$268,386
				22,944,106

Total Corporate Bonds (cost $39,023,538)				40,250,403
Residential Mortgage-Backed Securities 4.8%
Bermuda 2.0%
Bellemeade Re Ltd.,
Series 2019-03A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)	1.730(c)	07/25/29	450	450,769
Series 2019-04A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	1.530(c)	10/25/29	124	123,920
Series 2019-04A, Class M1B, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.130(c)	10/25/29	500	501,352
Series 2020-01A, Class M1A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	2.780(c)	06/25/30	46	46,011
Series 2020-01A, Class M1B, 144A, 1 Month LIBOR + 3.400% (Cap N/A, Floor 0.000%)	3.530(c)	06/25/30	150	151,474

HOME Re Ltd., Series 2021-01, Class M1C, 144A	—(p)	07/25/33	185	184,991
Radnor Re Ltd., Series 2020-01, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)	1.580(c)	02/25/30	500	500,979
				1,959,496
United States 2.8%
CIM Trust, Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 0.000%)	2.144(c)	01/25/57	44	44,312
Connecticut Avenue Securities Trust,
Series 2019-R07, Class 1M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)	2.230(c)	10/25/39	152	152,431
Series 2020-R01, Class 1M2, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)	2.180(c)	01/25/40	200	200,062

Fannie Mae Connecticut Avenue Securities, Series 2018-C03, Class 1M2, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	2.280(c)	10/25/30	74	73,808

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
United States (cont’d.)
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA02, Class M2, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	1.980%(c)	02/25/50		320	$319,199
Series 2020-DNA03, Class M2, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 0.000%)	3.130(c)	06/25/50		175	176,319
Series 2020-HQA03, Class M2, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 0.000%)	3.730(c)	07/25/50		165	167,321

FHLMC Structured Agency Credit Risk Trust, Series 2019-DNA01, Class M2, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	2.780(c)	01/25/49		35	35,777
GCAT LLC, Series 2019-04, Class A1, 144A	3.228	11/26/49		476	477,336
Legacy Mortgage Asset Trust,
Series 2019-PR01, Class A1, 144A	3.858	09/25/59		349	349,538
Series 2020-GS01, Class A1, 144A	2.882	10/25/59		652	654,575

LSTAR Securities Investment Trust, Series 2019-02, Class A1, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)	1.644(c)	04/01/24		75	75,156
PMT Credit Risk Transfer Trust, Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%)	3.967(c)	12/25/22		130	129,601
					2,855,435

Total Residential Mortgage-Backed Securities (cost $4,802,210)					4,814,931
Sovereign Bonds 30.0%
Brazil 3.4%
Brazil Loan Trust 1, Gov’t. Gtd. Notes	5.477	07/24/23		339	354,707
Brazil Minas SPE via State of Minas Gerais, Gov’t. Gtd. Notes	5.333	02/15/28		2,840	3,094,709
					3,449,416
Colombia 1.4%
Colombia Government International Bond, Sr. Unsec’d. Notes, EMTN	3.875	03/22/26	EUR	1,000	1,386,481

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Cyprus 0.7%
Cyprus Government International Bond, Sr. Unsec’d. Notes, EMTN	1.250%	01/21/40	EUR	570	$741,246
Egypt 0.2%
Egypt Government International Bond, Sr. Unsec’d. Notes, 144A	5.577	02/21/23		200	211,013
Greece 6.2%
Hellenic Republic Government Bond,
Bonds	3.650(cc)	02/24/23	EUR	313	410,683
Bonds	3.650(cc)	02/24/24	EUR	90	122,356
Bonds	3.650(cc)	02/24/27	EUR	190	278,792
Bonds	3.650(cc)	02/24/28	EUR	280	418,960
Bonds	3.650(cc)	02/24/29	EUR	392	596,137
Bonds	3.650(cc)	02/24/30	EUR	100	154,331
Bonds	3.650(cc)	02/24/31	EUR	64	100,299
Bonds	3.650(cc)	02/24/32	EUR	418	669,018
Bonds	3.650(cc)	02/24/34	EUR	77	126,291
Bonds	3.650(cc)	02/24/35	EUR	102	168,887
Bonds	3.650(cc)	02/24/36	EUR	200	335,203
Bonds	3.650(cc)	02/24/37	EUR	79	134,158
Bonds	3.650(cc)	02/24/38	EUR	38	65,337
Bonds	3.650(cc)	02/24/39	EUR	37	64,362
Bonds	3.650(cc)	02/24/40	EUR	138	243,218
Bonds	3.650(cc)	02/24/41	EUR	35	62,098
Bonds	3.650(cc)	02/24/42	EUR	32	57,419
Sr. Unsec’d. Notes, 144A	1.875	02/04/35	EUR	1,230	1,670,215
Hellenic Republic Government International Bond,
Sr. Unsec’d. Notes	5.200	07/17/34	EUR	120	212,623
Sr. Unsec’d. Notes	6.140	04/14/28	EUR	200	330,809
					6,221,196
Hungary 0.7%
Hungary Government International Bond, Sr. Unsec’d. Notes	1.750	06/05/35	EUR	500	668,378
Indonesia 1.9%
Indonesia Government International Bond,
Sr. Unsec’d. Notes	1.100	03/12/33	EUR	500	609,809

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Indonesia (cont’d.)
Indonesia Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	1.400%	10/30/31	EUR	440	$557,084
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	500	734,139
					1,901,032
Italy 1.9%
Italy Buoni Poliennali Del Tesoro, Sr. Unsec’d. Notes, 144A	1.450	03/01/36	EUR	400	515,921
Republic of Italy Government International Bond,
Sr. Unsec’d. Notes, EMTN	5.345	01/27/48	EUR	100	211,486
Sr. Unsec’d. Notes, EMTN	6.000	08/04/28	GBP	500	902,478
Sr. Unsec’d. Notes, MTN	5.375	06/15/33		215	274,487
					1,904,372
Mexico 0.5%
Mexico Government International Bond,
Sr. Unsec’d. Notes	1.125	01/17/30	EUR	300	359,428
Sr. Unsec’d. Notes, GMTN	6.750	02/06/24	GBP	100	161,066
					520,494
Peru 1.6%
Peruvian Government International Bond, Sr. Unsec’d. Notes	3.750	03/01/30	EUR	1,000	1,565,432
Philippines 1.2%
Philippine Government International Bond, Sr. Unsec’d. Notes	0.700	02/03/29	EUR	1,000	1,220,152
Portugal 2.1%
Portugal Obrigacoes do Tesouro OT, Sr. Unsec’d. Notes, 144A	4.100	02/15/45	EUR	1,000	2,099,507
Romania 0.9%
Romanian Government International Bond,
Sr. Unsec’d. Notes, EMTN	3.375	02/08/38	EUR	103	143,083
Sr. Unsec’d. Notes, EMTN	3.500	04/03/34	EUR	100	144,413
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	100	148,518
Sr. Unsec’d. Notes, EMTN	4.125	03/11/39	EUR	300	453,206
					889,220

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Senegal 0.1%
Senegal Government International Bond, Sr. Unsec’d. Notes, 144A	4.750%	03/13/28	EUR	100	$128,641
Serbia 2.2%
Serbia International Bond, Sr. Unsec’d. Notes	3.125	05/15/27	EUR	1,610	2,182,795
Spain 1.4%
Spain Government Bond,
Sr. Unsec’d. Notes, 144A	1.450	10/31/27(k)	EUR	600	809,673
Sr. Unsec’d. Notes, 144A	1.450	04/30/29(k)	EUR	405	552,473
					1,362,146
Turkey 0.6%
Turkey Government International Bond, Sr. Unsec’d. Notes	4.625	03/31/25	EUR	500	644,089
Ukraine 3.0%
Ukraine Government International Bond,
Sr. Unsec’d. Notes	6.750	06/20/26	EUR	1,300	1,723,544
Sr. Unsec’d. Notes	7.375	09/25/32		500	536,706
Sr. Unsec’d. Notes, 144A	4.375	01/27/30	EUR	600	691,723
					2,951,973

Total Sovereign Bonds (cost $27,704,806)					30,047,583
U.S. Treasury Obligation(h)(k) 0.5%
U.S. Treasury Notes (cost $435,384)	1.375	01/31/25		435	453,623

	Shares
Common Stocks 0.1%
United States
Extraction Oil & Gas, Inc.*	734	20,552
GenOn Energy Holdings, Inc. (Class A Stock)*^	610	85,400

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
United States (cont’d.)
Hexion Holdings Corp. (Class B Stock)*	1,179	$15,398

Total Common Stocks (cost $39,406)		121,350
Exchange-Traded Funds 2.2%
iShares iBoxx $ Investment Grade Corporate Bond ETF	10,000	1,356,000
iShares iBoxx High Yield Corporate Bond ETF	10,000	869,700

Total Exchange-Traded Funds (cost $2,232,887)		2,225,700
Warrants 0.0%
United States
CEC Entertainment, Inc., expiring 02/15/22 (cost $0)	3,090	2,318

Total Long-Term Investments (cost $82,178,659)		85,833,374

Short-Term Investments 30.8%
Affiliated Mutual Funds 19.5%
PGIM Core Ultra Short Bond Fund(wa)	19,416,572	19,416,572
PGIM Institutional Money Market Fund (cost $105,007; includes $104,993 of cash collateral for securities on loan)(b)(wa)	105,249	105,208

Total Affiliated Mutual Funds (cost $19,521,579)		19,521,780

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description			Principal Amount (000)#	Value
U.S. Treasury Obligation(n) 8.0%
U.S. Treasury Bills (cost $7,999,985)	0.023%	02/04/21	8,000	$7,999,974
Options Purchased*~ 3.3%
(cost $9,084,464)				3,317,597

Total Short-Term Investments (cost $36,606,028)				30,839,351

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 116.6% (cost $118,784,687)				116,672,725
Options Written*~ (3.2)%
(premiums received $8,799,588)				(3,214,434)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 113.4% (cost $109,985,099)				113,458,291
Liabilities in excess of other assets(z) (13.4)%				(13,417,435)

Net Assets 100.0%				$100,040,856

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
DKK—Danish Krone
EUR—Euro
GBP—British Pound
HKD—Hong Kong Dollar
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
NOK—Norwegian Krone
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol
PLN—Polish Zloty
RUB—Russian Ruble
SEK—Swedish Krona

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira
TWD—New Taiwanese Dollar
USD—US Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
BBR—New Zealand Bank Bill Rate
BBSW—Australian Bank Bill Swap Reference Rate
BIBOR—Bangkok Interbank Offered Rate
BROIS—Brazil Overnight Index Swap
BUBOR—Budapest Interbank Offered Rate
CBOT—Chicago Board of Trade
CDOR—Canadian Dollar Offered Rate
CDX—Credit Derivative Index
CIBOR—Copenhagen Interbank Offered Rate
CLO—Collateralized Loan Obligation
CLOIS—Sinacofi Chile Interbank Rate Average
CME—Chicago Mercantile Exchange
COOIS—Colombia Overnight Interbank Reference Rate
CPI—Consumer Price Index
EMTN—Euro Medium Term Note
ETF—Exchange-Traded Fund
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
HIBOR—Hong Kong Interbank Offered Rate
HICP—Harmonised Index of Consumer Prices
iBoxx—Bond Market Indices
IO—Interest Only (Principal amount represents notional)
iTraxx—International Credit Derivative Index
JIBAR—Johannesburg Interbank Agreed Rate
KWCDC—Korean Won Certificate of Deposit
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
M—Monthly payment frequency for swaps
MosPRIME—Moscow Prime Offered Rate
MTN—Medium Term Note
NASDAQ—National Association of Securities Dealers Automated Quotations
NIBOR—Norwegian Interbank Offered Rate
NSA—Non-Seasonally Adjusted
OTC—Over-the-counter
PIK—Payment-in-Kind
PJSC—Public Joint-Stock Company
PRIBOR—Prague Interbank Offered Rate
Q—Quarterly payment frequency for swaps
S—Semiannual payment frequency for swaps
S&P—Standard & Poor’s
SIBOR—Singapore Interbank Offered Rate
SOFR—Secured Overnight Financing Rate

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
SONIA—Sterling Overnight Index Average
STIBOR—Stockholm Interbank Offered Rate
STOXX—Stock Index of the Eurozone
T—Swap payment upon termination
TELBOR—Tel Aviv Interbank Offered Rate
USOIS—United States Overnight Index Swap
WIBOR—Warsaw Interbank Offered Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $85,400 and 0.1% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $104,411; cash collateral of $104,993 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2021.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $959,118. The aggregate value of $767,126 is 0.8% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option AUD vs JPY	Call	Deutsche Bank AG	05/26/21	70.00	—	AUD	8,250	$801,562
Currency Option EUR vs USD	Call	Deutsche Bank AG	02/12/21	1.32	—	EUR	3,825	1

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs USD	Call	Deutsche Bank AG	11/18/21	1.21	—	EUR	1,275	$41,389
Currency Option USD vs BRL	Call	Citibank, N.A.	02/24/21	5.10	—		3,800	271,631
Currency Option USD vs BRL	Call	Deutsche Bank AG	02/24/21	5.90	—		7,600	29,794
Currency Option USD vs BRL	Call	Deutsche Bank AG	03/01/21	8.00	—		8,550	81
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	09/28/22	6.20	—		6,150	428,379
Currency Option USD vs CNH	Call	JPMorgan Chase Bank, N.A.	04/19/21	7.60	—		4,100	246
Currency Option USD vs CNH	Call	Deutsche Bank AG	01/26/22	7.05	—		4,000	31,120
Currency Option USD vs CNH	Call	JPMorgan Chase Bank, N.A.	01/26/22	7.45	—		8,000	29,307
Currency Option USD vs CNH	Call	JPMorgan Chase Bank, N.A.	09/28/22	6.90	—		2,050	42,802
Currency Option USD vs ILS	Call	BNP Paribas S.A.	04/29/21	3.90	—		3,000	802
Currency Option USD vs ILS	Call	Bank of America, N.A.	06/28/21	3.60	—		3,200	7,717
Currency Option USD vs ILS	Call	Citibank, N.A.	06/28/21	3.95	—		3,200	1,723
Currency Option USD vs INR	Call	Goldman Sachs International	02/24/21	79.00	—		2,250	32
Currency Option USD vs INR	Call	Citibank, N.A.	02/24/21	81.00	—		3,300	12
Currency Option USD vs INR	Call	Bank of America, N.A.	02/24/21	86.00	—		4,500	1
Currency Option USD vs INR	Call	Morgan Stanley & Co. International PLC	02/24/21	87.00	—		6,600	1
Currency Option USD vs INR	Call	JPMorgan Chase Bank, N.A.	03/01/21	86.00	—		4,000	4
Currency Option USD vs INR	Call	Goldman Sachs International	09/28/21	88.00	—		3,800	3,627
Currency Option USD vs JPY	Call	Deutsche Bank AG	05/27/22	114.00	—		4,000	16,898
Currency Option USD vs KRW	Call	JPMorgan Chase Bank, N.A.	03/11/21	1,300.00	—		3,000	131
Currency Option USD vs KRW	Call	Goldman Sachs International	04/27/21	1,240.00	—		1,750	1,401

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs KRW	Call	Morgan Stanley & Co. International PLC	04/27/21	1,240.00	—	3,300	$2,641
Currency Option USD vs KRW	Call	JPMorgan Chase Bank, N.A.	04/27/21	1,370.00	—	10,100	955
Currency Option USD vs KRW	Call	HSBC Bank USA, N.A.	07/28/21	1,275.00	—	3,500	6,741
Currency Option USD vs KRW	Call	Deutsche Bank AG	07/28/21	1,500.00	—	3,500	779
Currency Option USD vs MXN	Call	Deutsche Bank AG	02/11/21	28.50	—	4,000	1
Currency Option USD vs MXN	Call	Citibank, N.A.	02/24/21	20.50	—	3,000	53,012
Currency Option USD vs MXN	Call	Deutsche Bank AG	02/24/21	22.00	—	6,000	15,275
Currency Option USD vs MXN	Call	Deutsche Bank AG	02/24/21	22.25	—	2,800	5,266
Currency Option USD vs MXN	Call	Citibank, N.A.	02/24/21	25.00	—	5,600	647
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	04/27/21	22.00	—	2,500	29,517
Currency Option USD vs MXN	Call	Citibank, N.A.	04/27/21	26.00	—	5,000	6,343
Currency Option USD vs MXN	Call	Deutsche Bank AG	02/23/22	22.50	—	4,000	155,289
Currency Option USD vs MXN	Call	Goldman Sachs International	02/23/22	26.00	—	5,250	80,186
Currency Option USD vs MXN	Call	Barclays Bank PLC	02/23/22	31.50	—	10,500	59,238
Currency Option USD vs MXN	Call	Goldman Sachs International	02/23/22	36.00	—	3,800	12,099
Currency Option USD vs RUB	Call	Deutsche Bank AG	02/10/21	96.00	—	4,000	30
Currency Option USD vs RUB	Call	JPMorgan Chase Bank, N.A.	03/02/21	110.00	—	4,000	167
Currency Option USD vs RUB	Call	Citibank, N.A.	03/24/21	100.00	—	2,000	707
Currency Option USD vs RUB	Call	Goldman Sachs International	04/28/21	75.00	—	2,500	93,654
Currency Option USD vs RUB	Call	Deutsche Bank AG	04/28/21	90.00	—	5,000	16,531
Currency Option USD vs RUB	Call	Deutsche Bank AG	11/19/21	78.00	—	2,000	107,227

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option USD vs TRY	Call	Morgan Stanley & Co. International PLC	02/25/21	10.00	—		2,250	$398
Currency Option USD vs TRY	Call	Goldman Sachs International	02/25/21	15.00	—		4,500	52
Currency Option USD vs ZAR	Call	JPMorgan Chase Bank, N.A.	02/04/21	23.50	—		4,000	—
Currency Option USD vs ZAR	Call	Deutsche Bank AG	02/24/21	15.50	—		2,650	28,529
Currency Option USD vs ZAR	Call	Bank of America, N.A.	02/24/21	18.00	—		5,300	1,353
Currency Option USD vs ZAR	Call	JPMorgan Chase Bank, N.A.	05/27/22	17.50	—		4,000	189,852
Currency Option AUD vs JPY	Put	Deutsche Bank AG	03/18/21	55.00	—	AUD	5,300	15
Currency Option AUD vs JPY	Put	Citibank, N.A.	05/26/21	62.00	—	AUD	32,400	11,746
Currency Option AUD vs JPY	Put	Deutsche Bank AG	05/26/21	70.00	—	AUD	16,000	27,301
Currency Option AUD vs JPY	Put	Morgan Stanley & Co. International PLC	05/26/21	70.00	—	AUD	200	341
Currency Option AUD vs JPY	Put	BNP Paribas S.A.	01/26/22	55.00	—	AUD	21,600	31,410
Currency Option AUD vs JPY	Put	Deutsche Bank AG	01/26/22	63.00	—	AUD	10,800	39,376
Currency Option AUD vs JPY	Put	BNP Paribas S.A.	01/26/22	75.00	—	AUD	5,300	87,282
Currency Option GBP vs USD	Put	Deutsche Bank AG	03/31/21	1.12	—	GBP	4,500	68
Currency Option GBP vs USD	Put	Bank of America, N.A.	04/27/21	1.11	—	GBP	5,600	304
Currency Option GBP vs USD	Put	Citibank, N.A.	04/27/21	1.21	—	GBP	2,800	1,241
Currency Option GBP vs USD	Put	JPMorgan Chase Bank, N.A.	05/26/21	1.14	—	GBP	12,000	3,685
Currency Option GBP vs USD	Put	Bank of America, N.A.	05/26/21	1.22	—	GBP	6,000	7,450
Currency Option GBP vs USD	Put	JPMorgan Chase Bank, N.A.	01/26/22	1.25	—	GBP	4,500	52,468
Currency Option USD vs BRL	Put	Citibank, N.A.	03/29/21	3.75	—		5,000	5
Currency Option USD vs BRL	Put	Deutsche Bank AG	09/28/21	3.85	—		500	238

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs JPY	Put	Deutsche Bank AG	02/18/21	90.00	—	8,000	$1
Currency Option USD vs JPY	Put	Deutsche Bank AG	01/26/22	101.50	—	8,000	129,675
Currency Option USD vs MXN	Put	Deutsche Bank AG	02/24/21	24.00	—	1,900	317,322
Currency Option USD vs TWD	Put	JPMorgan Chase Bank, N.A.	03/11/21	24.00	—	4,000	40
Currency Option USD vs TWD	Put	JPMorgan Chase Bank, N.A.	04/07/21	24.00	—	8,200	214
Currency Option USD vs TWD	Put	JPMorgan Chase Bank, N.A.	12/21/21	25.80	—	4,100	32,265
Total Options Purchased (cost $9,084,464)							$3,317,597
Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option AUD vs JPY	Call	Citibank, N.A.	05/26/21	70.00		—	AUD	8,250	$(801,562)
Currency Option EUR vs USD	Call	Deutsche Bank AG	11/18/21	1.31		—	EUR	5,100	(27,940)
Currency Option USD vs BRL	Call	Deutsche Bank AG	02/24/21	5.10		—		3,800	(271,631)
Currency Option USD vs BRL	Call	Citibank, N.A.	02/24/21	5.90		—		7,600	(29,794)
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	09/28/22	7.50		—		12,300	(370,854)
Currency Option USD vs CNH	Call	JPMorgan Chase Bank, N.A.	01/26/22	7.05		—		4,000	(31,120)
Currency Option USD vs CNH	Call	Deutsche Bank AG	01/26/22	7.45		—		8,000	(29,307)
Currency Option USD vs CNH	Call	JPMorgan Chase Bank, N.A.	09/28/22	7.60		—		6,150	(44,103)
Currency Option USD vs ILS	Call	Citibank, N.A.	06/28/21	3.60		—		3,200	(7,717)
Currency Option USD vs ILS	Call	Bank of America, N.A.	06/28/21	3.95		—		3,200	(1,723)
Currency Option USD vs ILS	Call	BNP Paribas S.A.	08/27/21	3.40		—		3,000	(30,424)

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs INR	Call	Bank of America, N.A.	02/24/21	79.00		—		2,250	$(31)
Currency Option USD vs INR	Call	Morgan Stanley & Co. International PLC	02/24/21	81.00		—		3,300	(12)
Currency Option USD vs INR	Call	Goldman Sachs International	02/24/21	86.00		—		4,500	(1)
Currency Option USD vs INR	Call	Citibank, N.A.	02/24/21	87.00		—		6,600	(1)
Currency Option USD vs INR	Call	Bank of America, N.A.	09/28/21	88.00		—		3,800	(3,627)
Currency Option USD vs INR	Call	JPMorgan Chase Bank, N.A.	02/23/22	84.00		—		4,000	(25,519)
Currency Option USD vs KRW	Call	JPMorgan Chase Bank, N.A.	04/27/21	1,240.00		—		5,050	(4,042)
Currency Option USD vs KRW	Call	Goldman Sachs International	04/27/21	1,370.00		—		3,500	(331)
Currency Option USD vs KRW	Call	Morgan Stanley & Co. International PLC	04/27/21	1,370.00		—		6,600	(624)
Currency Option USD vs KRW	Call	Deutsche Bank AG	07/28/21	1,275.00		—		3,500	(6,741)
Currency Option USD vs KRW	Call	HSBC Bank USA, N.A.	07/28/21	1,500.00		—		3,500	(779)
Currency Option USD vs KRW	Call	JPMorgan Chase Bank, N.A.	10/27/21	1,225.00		—		3,000	(19,920)
Currency Option USD vs MXN	Call	Deutsche Bank AG	02/24/21	20.50		—		3,000	(53,012)
Currency Option USD vs MXN	Call	Citibank, N.A.	02/24/21	22.00		—		6,000	(15,275)
Currency Option USD vs MXN	Call	Citibank, N.A.	02/24/21	22.25		—		2,800	(5,266)
Currency Option USD vs MXN	Call	Deutsche Bank AG	02/24/21	25.00		—		5,600	(647)
Currency Option USD vs MXN	Call	Citibank, N.A.	04/27/21	22.00		—		2,500	(29,517)
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	04/27/21	26.00		—		2,500	(3,172)
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	04/27/21	26.00		—		2,500	(3,172)
Currency Option USD vs MXN	Call	Deutsche Bank AG	02/23/22	25.75		—		8,000	(129,358)
Currency Option USD vs MXN	Call	Barclays Bank PLC	02/23/22	26.00		—		5,250	(80,186)

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs MXN	Call	Goldman Sachs International	02/23/22	31.50		—		10,500	$(59,238)
Currency Option USD vs MXN	Call	Citibank, N.A.	02/23/22	36.00		—		3,800	(12,099)
Currency Option USD vs RUB	Call	Deutsche Bank AG	04/28/21	75.00		—		2,500	(93,654)
Currency Option USD vs RUB	Call	Goldman Sachs International	04/28/21	90.00		—		5,000	(16,531)
Currency Option USD vs RUB	Call	Deutsche Bank AG	11/19/21	87.00		—		4,000	(96,513)
Currency Option USD vs RUB	Call	Deutsche Bank AG	11/19/21	90.00		—		2,000	(38,298)
Currency Option USD vs TRY	Call	Goldman Sachs International	02/25/21	10.00		—		2,250	(397)
Currency Option USD vs TRY	Call	Morgan Stanley & Co. International PLC	02/25/21	15.00		—		4,500	(52)
Currency Option USD vs ZAR	Call	Bank of America, N.A.	02/24/21	15.50		—		2,650	(28,529)
Currency Option USD vs ZAR	Call	Deutsche Bank AG	02/24/21	18.00		—		5,300	(1,353)
Currency Option USD vs ZAR	Call	JPMorgan Chase Bank, N.A.	05/27/22	20.50		—		8,000	(164,874)
Currency Option AUD vs JPY	Put	Deutsche Bank AG	05/26/21	62.00		—	AUD	32,000	(11,601)
Currency Option AUD vs JPY	Put	Morgan Stanley & Co. International PLC	05/26/21	62.00		—	AUD	400	(145)
Currency Option AUD vs JPY	Put	Citibank, N.A.	05/26/21	70.00		—	AUD	16,200	(27,643)
Currency Option AUD vs JPY	Put	Deutsche Bank AG	01/26/22	55.00		—	AUD	21,600	(31,410)
Currency Option AUD vs JPY	Put	BNP Paribas S.A.	01/26/22	63.00		—	AUD	10,800	(39,376)
Currency Option AUD vs JPY	Put	BNP Paribas S.A.	01/26/22	69.00		—	AUD	10,600	(80,105)
Currency Option GBP vs USD	Put	Citibank, N.A.	04/27/21	1.11		—	GBP	5,600	(304)
Currency Option GBP vs USD	Put	Bank of America, N.A.	04/27/21	1.21		—	GBP	2,800	(1,241)
Currency Option GBP vs USD	Put	Bank of America, N.A.	05/26/21	1.14		—	GBP	12,000	(3,685)
Currency Option GBP vs USD	Put	JPMorgan Chase Bank, N.A.	05/26/21	1.22		—	GBP	6,000	(7,450)

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option GBP vs USD	Put	JPMorgan Chase Bank, N.A.	01/26/22	1.16		—	GBP	9,000	$(39,723)
Currency Option USD vs BRL	Put	Deutsche Bank AG	03/29/21	3.75		—		5,000	(5)
Currency Option USD vs BRL	Put	Bank of America, N.A.	09/28/21	3.85		—		500	(238)
Currency Option USD vs JPY	Put	Deutsche Bank AG	01/26/22	95.00		—		16,000	(87,494)
Currency Option USD vs MXN	Put	Citibank, N.A.	02/24/21	24.00		—		1,900	(317,322)
Currency Option USD vs TWD	Put	JPMorgan Chase Bank, N.A.	12/21/21	24.30		—		12,300	(27,746)
Total Options Written (premiums received $8,799,588)								$(3,214,434)
Futures contracts outstanding at January 31, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
2	10 Year Australian Treasury Bonds	Mar. 2021	$222,959	$(814)
2	10 Year Canadian Government Bonds	Mar. 2021	230,866	(1,692)
115	20 Year U.S. Treasury Bonds	Mar. 2021	19,402,656	(393,455)
36	30 Year U.S. Ultra Treasury Bonds	Mar. 2021	7,369,875	(289,064)
13	NASDAQ 100 E-Mini Index	Mar. 2021	3,356,925	(121,834)
2	NIKKEI 225 Index	Mar. 2021	526,421	(16,237)
2	Russell 2000 E-Mini Index	Mar. 2021	206,820	(6,384)
				(829,480)
Short Positions:
4	30 Day Federal Funds	Jul. 2022	1,598,720	2,234
20	3 Month CME SOFR	Jun. 2022	4,997,000	3,463
1	3 Month CME SOFR	Sep. 2022	249,825	198
395	2 Year U.S. Treasury Notes	Mar. 2021	87,285,742	(48,169)
112	5 Year U.S. Treasury Notes	Mar. 2021	14,098,000	10,087
166	5 Year Euro-Bobl	Mar. 2021	27,246,018	(10,143)
54	10 Year Euro-Bund	Mar. 2021	11,615,494	7,353
10	10 Year U.S. Treasury Notes	Mar. 2021	1,370,313	674
33	10 Year U.S. Ultra Treasury Notes	Mar. 2021	5,076,328	99,745
7	CBOT $5 Mini Dow Jones Industrial Average e-CBOT Future	Mar. 2021	1,045,765	18,278
40	Euro Currency	Mar. 2021	6,071,500	(81,530)
222	Euro Schatz Index	Mar. 2021	30,259,918	1,112

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Futures contracts outstanding at January 31, 2021 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
52	Euro STOXX 50 Index	Mar. 2021	$2,194,778	$36,557
5	S&P 500 E-Mini Index	Mar. 2021	926,300	1,565
				41,424
				$(788,056)
Forward foreign currency exchange contracts outstanding at January 31, 2021:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 03/31/21	Morgan Stanley & Co. International PLC	AUD	90	$69,000	$68,544	$—	$(456)
Expiring 05/28/21	HSBC Bank USA, N.A.	AUD	789	522,060	603,297	81,237	—
Expiring 05/28/21	JPMorgan Chase Bank, N.A.	AUD	487	334,790	372,093	37,303	—
Expiring 07/30/21	HSBC Bank USA, N.A.	AUD	158	104,612	120,864	16,252	—
Expiring 01/28/22	Citibank, N.A.	AUD	212	139,227	162,314	23,087	—
Expiring 01/28/22	Morgan Stanley & Co. International PLC	AUD	895	675,584	685,086	9,502	—
Expiring 10/31/23	JPMorgan Chase Bank, N.A.	AUD	197	136,791	150,803	14,012	—
Brazilian Real,
Expiring 02/02/21	Citibank, N.A.	BRL	1,082	205,000	197,811	—	(7,189)
Expiring 02/02/21	Citibank, N.A.	BRL	516	96,576	94,305	—	(2,271)
Expiring 02/02/21	The Toronto-Dominion Bank	BRL	2,760	516,852	504,395	—	(12,457)
Expiring 02/26/21	Deutsche Bank AG	BRL	1,593	279,000	291,003	12,003	—
Expiring 03/31/21	Barclays Bank PLC	BRL	346	66,000	63,062	—	(2,938)
Expiring 03/31/21	Citibank, N.A.	BRL	1,412	341,831	257,619	—	(84,212)
Expiring 03/31/21	Deutsche Bank AG	BRL	2,565	582,000	468,066	—	(113,934)
Expiring 03/31/21	Morgan Stanley & Co. International PLC	BRL	2,238	407,000	408,324	1,324	—
Expiring 03/31/21	Morgan Stanley & Co. International PLC	BRL	2,209	528,021	403,074	—	(124,947)
Expiring 03/31/21	Morgan Stanley & Co. International PLC	BRL	217	41,000	39,634	—	(1,366)
Expiring 04/29/21	JPMorgan Chase Bank, N.A.	BRL	1,382	251,424	251,942	518	—
Expiring 05/28/21	Deutsche Bank AG	BRL	2,892	545,000	526,350	—	(18,650)

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 09/30/21	Bank of America, N.A.	BRL	7,086	$1,605,000	$1,278,516	$—	$(326,484)
Expiring 09/30/21	Bank of America, N.A.	BRL	494	116,000	89,208	—	(26,792)
Expiring 09/30/21	Deutsche Bank AG	BRL	2,038	448,000	367,765	—	(80,235)
Expiring 09/30/21	Morgan Stanley & Co. International PLC	BRL	582	109,386	104,962	—	(4,424)
Expiring 01/28/22	Citibank, N.A.	BRL	1,303	246,000	232,238	—	(13,762)
Expiring 01/28/22	Deutsche Bank AG	BRL	3,289	562,000	586,149	24,149	—
Expiring 01/28/22	JPMorgan Chase Bank, N.A.	BRL	2,025	362,368	360,954	—	(1,414)
Expiring 01/28/22	Morgan Stanley & Co. International PLC	BRL	3,199	587,605	570,074	—	(17,531)
British Pound,
Expiring 03/31/21	Citibank, N.A.	GBP	62	84,000	85,211	1,211	—
Expiring 03/31/21	Goldman Sachs International	GBP	52	70,303	71,102	799	—
Expiring 03/31/21	Morgan Stanley & Co. International PLC	GBP	67	89,000	91,701	2,701	—
Expiring 03/31/21	Morgan Stanley & Co. International PLC	GBP	52	70,000	71,097	1,097	—
Expiring 04/29/21	Citibank, N.A.	GBP	54	67,301	74,024	6,723	—
Expiring 04/29/21	Morgan Stanley & Co. International PLC	GBP	100	132,921	137,081	4,160	—
Expiring 05/28/21	Morgan Stanley & Co. International PLC	GBP	265	352,280	363,315	11,035	—
Chilean Peso,
Expiring 03/17/21	Citibank, N.A.	CLP	95,958	131,000	130,662	—	(338)
Expiring 03/17/21	Citibank, N.A.	CLP	7,910	10,800	10,771	—	(29)
Expiring 03/17/21	HSBC Bank USA, N.A.	CLP	80,166	112,233	109,159	—	(3,074)
Expiring 03/17/21	HSBC Bank USA, N.A.	CLP	61,475	84,000	83,709	—	(291)
Expiring 10/29/21	Deutsche Bank AG	CLP	235,076	297,000	320,437	23,437	—
Chinese Renminbi,
Expiring 02/08/21	HSBC Bank USA, N.A.	CNH	4,078	605,475	632,056	26,581	—
Expiring 02/08/21	JPMorgan Chase Bank, N.A.	CNH	1,627	248,000	252,119	4,119	—
Expiring 02/08/21	JPMorgan Chase Bank, N.A.	CNH	851	130,000	131,930	1,930	—
Expiring 05/14/21	Citibank, N.A.	CNH	2,087	299,020	321,263	22,243	—
Expiring 06/30/21	BNP Paribas S.A.	CNH	502	77,000	77,082	82	—
Expiring 06/30/21	JPMorgan Chase Bank, N.A.	CNH	304	43,000	46,712	3,712	—
Expiring 06/30/21	Morgan Stanley & Co. International PLC	CNH	646	97,964	99,101	1,137	—

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 07/30/21	Deutsche Bank AG	CNH	714	$105,000	$109,437	$4,437	$—
Expiring 07/30/21	Morgan Stanley & Co. International PLC	CNH	803	121,634	123,054	1,420	—
Expiring 01/28/22	JPMorgan Chase Bank, N.A.	CNH	626	94,686	94,957	271	—
Colombian Peso,
Expiring 03/17/21	BNP Paribas S.A.	COP	506,636	147,000	141,711	—	(5,289)
Expiring 03/17/21	Goldman Sachs International	COP	187,835	54,000	52,539	—	(1,461)
Euro,
Expiring 03/31/21	BNP Paribas S.A.	EUR	66	81,000	79,873	—	(1,127)
Expiring 03/31/21	Citibank, N.A.	EUR	74	90,000	89,494	—	(506)
Expiring 03/31/21	HSBC Bank USA, N.A.	EUR	254	310,052	308,703	—	(1,349)
Expiring 04/19/21	Citibank, N.A.	EUR	363	440,093	441,667	1,574	—
Expiring 04/19/21	Citibank, N.A.	EUR	248	300,286	301,504	1,218	—
Expiring 04/19/21	Morgan Stanley & Co. International PLC	EUR	165	200,506	200,343	—	(163)
Expiring 11/22/21	Deutsche Bank AG	EUR	81	96,500	98,956	2,456	—
Indian Rupee,
Expiring 02/26/21	Citibank, N.A.	INR	6,863	87,000	93,820	6,820	—
Expiring 02/26/21	HSBC Bank USA, N.A.	INR	14,903	190,549	203,731	13,182	—
Expiring 02/26/21	HSBC Bank USA, N.A.	INR	7,894	103,420	107,916	4,496	—
Expiring 02/26/21	Morgan Stanley & Co. International PLC	INR	15,047	202,816	205,700	2,884	—
Expiring 03/17/21	Citibank, N.A.	INR	18,254	244,365	248,524	4,159	—
Expiring 03/17/21	Credit Suisse International	INR	8,845	118,641	120,420	1,779	—
Expiring 03/17/21	Goldman Sachs International	INR	7,095	95,000	96,590	1,590	—
Expiring 03/17/21	HSBC Bank USA, N.A.	INR	11,793	158,229	160,561	2,332	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	INR	10,826	145,332	147,395	2,063	—
Expiring 03/17/21	Morgan Stanley & Co. International PLC	INR	10,402	139,767	141,615	1,848	—
Expiring 03/17/21	Morgan Stanley & Co. International PLC	INR	5,307	71,104	72,253	1,149	—
Expiring 03/31/21	Barclays Bank PLC	INR	4,989	68,000	67,727	—	(273)
Expiring 03/31/21	Citibank, N.A.	INR	8,555	116,000	116,133	133	—
Expiring 04/29/21	Barclays Bank PLC	INR	5,380	72,066	72,814	748	—
Expiring 04/29/21	HSBC Bank USA, N.A.	INR	17,115	222,579	231,653	9,074	—
Expiring 09/30/21	Goldman Sachs International	INR	25,977	341,000	345,169	4,169	—
Expiring 09/30/21	HSBC Bank USA, N.A.	INR	19,468	242,897	258,680	15,783	—

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah,
Expiring 03/17/21	HSBC Bank USA, N.A.	IDR	6,107,296	$426,934	$432,850	$5,916	$—
Israeli Shekel,
Expiring 03/17/21	Barclays Bank PLC	ILS	1,113	340,586	339,138	—	(1,448)
Expiring 03/17/21	Barclays Bank PLC	ILS	757	230,968	230,841	—	(127)
Expiring 06/30/21	Bank of America, N.A.	ILS	2,295	664,000	701,403	37,403	—
Japanese Yen,
Expiring 03/31/21	Barclays Bank PLC	JPY	8,265	80,000	78,957	—	(1,043)
Expiring 03/31/21	Morgan Stanley & Co. International PLC	JPY	10,108	97,000	96,567	—	(433)
Expiring 05/28/21	Citibank, N.A.	JPY	107,116	1,002,147	1,023,975	21,828	—
Expiring 05/28/21	Citibank, N.A.	JPY	100,462	972,482	960,373	—	(12,109)
Expiring 05/28/21	Citibank, N.A.	JPY	46,196	440,360	441,612	1,252	—
Expiring 05/28/21	Deutsche Bank AG	JPY	29,517	271,000	282,172	11,172	—
Expiring 01/28/22	Citibank, N.A.	JPY	89,317	872,064	856,824	—	(15,240)
Expiring 01/28/22	Deutsche Bank AG	JPY	26,689	256,000	256,029	29	—
Expiring 01/28/22	Deutsche Bank AG	JPY	13,543	125,000	129,914	4,914	—
Expiring 05/31/22	Deutsche Bank AG	JPY	112,665	1,043,000	1,082,992	39,992	—
Expiring 10/31/23	Bank of America, N.A.	JPY	105,610	1,058,000	1,025,896	—	(32,104)
Expiring 10/31/23	Barclays Bank PLC	JPY	21,923	230,000	212,962	—	(17,038)
Expiring 10/31/23	Barclays Bank PLC	JPY	13,554	140,000	131,665	—	(8,335)
Expiring 10/31/23	Deutsche Bank AG	JPY	22,335	234,000	216,966	—	(17,034)
Expiring 10/31/23	Goldman Sachs International	JPY	50,469	518,000	490,256	—	(27,744)
Expiring 10/31/23	Morgan Stanley & Co. International PLC	JPY	78,211	755,589	759,743	4,154	—
Mexican Peso,
Expiring 02/26/21	Citibank, N.A.	MXN	38,014	1,508,000	1,849,149	341,149	—
Expiring 02/26/21	Deutsche Bank AG	MXN	13,991	655,000	680,573	25,573	—
Expiring 03/17/21	Morgan Stanley & Co. International PLC	MXN	6,749	331,718	327,554	—	(4,164)
Expiring 03/31/21	BNP Paribas S.A.	MXN	1,464	73,000	70,926	—	(2,074)
Expiring 03/31/21	Citibank, N.A.	MXN	5,012	250,013	242,811	—	(7,202)
Expiring 04/29/21	Bank of America, N.A.	MXN	3,618	158,913	174,813	15,900	—
Expiring 04/29/21	Goldman Sachs International	MXN	4,819	201,000	232,850	31,850	—
Expiring 04/29/21	HSBC Bank USA, N.A.	MXN	2,467	96,821	119,217	22,396	—
Expiring 04/29/21	JPMorgan Chase Bank, N.A.	MXN	4,243	193,360	205,001	11,641	—
Expiring 04/29/21	Morgan Stanley & Co. International PLC	MXN	20,279	955,000	979,816	24,816	—
Expiring 02/25/22	Bank of America, N.A.	MXN	6,969	295,361	325,740	30,379	—

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 04/28/23	JPMorgan Chase Bank, N.A.	MXN	4,649	$192,329	$206,685	$14,356	$—
Expiring 04/28/23	Morgan Stanley & Co. International PLC	MXN	14,804	624,000	658,163	34,163	—
New Taiwanese Dollar,
Expiring 03/31/21	BNP Paribas S.A.	TWD	3,564	129,750	128,160	—	(1,590)
Expiring 03/31/21	Citibank, N.A.	TWD	6,822	247,702	245,332	—	(2,370)
Expiring 03/31/21	Citibank, N.A.	TWD	3,112	113,000	111,920	—	(1,080)
Expiring 06/30/21	Citibank, N.A.	TWD	17,257	635,295	627,812	—	(7,483)
Expiring 06/30/21	JPMorgan Chase Bank, N.A.	TWD	19,197	671,000	698,394	27,394	—
Expiring 09/30/21	JPMorgan Chase Bank, N.A.	TWD	31,377	1,154,000	1,154,344	344	—
Peruvian Nuevo Sol,
Expiring 03/17/21	Barclays Bank PLC	PEN	247	69,000	67,992	—	(1,008)
Russian Ruble,
Expiring 02/26/21	Deutsche Bank AG	RUB	25,391	321,000	334,857	13,857	—
Expiring 02/26/21	Goldman Sachs International	RUB	35,332	510,000	465,951	—	(44,049)
Expiring 03/17/21	Barclays Bank PLC	RUB	18,920	248,129	248,974	845	—
Expiring 03/17/21	Barclays Bank PLC	RUB	4,030	53,000	53,035	35	—
Expiring 03/17/21	Citibank, N.A.	RUB	6,880	92,487	90,533	—	(1,954)
Expiring 03/17/21	Morgan Stanley & Co. International PLC	RUB	18,920	252,066	248,974	—	(3,092)
Expiring 03/31/21	Barclays Bank PLC	RUB	4,946	67,000	64,971	—	(2,029)
Expiring 03/31/21	Citibank, N.A.	RUB	6,872	92,000	90,280	—	(1,720)
Expiring 03/31/21	Goldman Sachs International	RUB	4,903	66,000	64,406	—	(1,594)
Expiring 04/28/21	Barclays Bank PLC	RUB	22,914	304,102	300,017	—	(4,085)
Expiring 04/28/21	Goldman Sachs International	RUB	29,109	402,000	381,125	—	(20,875)
Expiring 04/29/21	Goldman Sachs International	RUB	5,676	79,999	74,312	—	(5,687)
Expiring 04/29/21	JPMorgan Chase Bank, N.A.	RUB	7,343	86,251	96,126	9,875	—
Expiring 06/30/21	Goldman Sachs International	RUB	106,107	1,331,000	1,379,148	48,148	—
Expiring 11/22/21	Deutsche Bank AG	RUB	29,985	387,000	383,270	—	(3,730)
South African Rand,
Expiring 02/26/21	Bank of America, N.A.	ZAR	526	32,000	34,672	2,672	—
Expiring 02/26/21	Barclays Bank PLC	ZAR	7,110	405,728	468,337	62,609	—
Expiring 02/26/21	Deutsche Bank AG	ZAR	2,591	166,000	170,666	4,666	—

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 02/26/21	Goldman Sachs International	ZAR	17,895	$984,000	$1,178,690	$194,690	$—
Expiring 02/26/21	Morgan Stanley & Co. International PLC	ZAR	1,661	112,221	109,395	—	(2,826)
Expiring 03/17/21	Barclays Bank PLC	ZAR	1,902	125,000	124,877	—	(123)
Expiring 03/17/21	Citibank, N.A.	ZAR	1,430	94,000	93,905	—	(95)
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	ZAR	2,248	151,373	147,610	—	(3,763)
Expiring 03/17/21	Morgan Stanley & Co. International PLC	ZAR	1,172	77,100	76,971	—	(129)
Expiring 04/29/21	Goldman Sachs International	ZAR	991	52,000	64,725	12,725	—
Expiring 04/29/21	Morgan Stanley & Co. International PLC	ZAR	657	44,065	42,880	—	(1,185)
Expiring 05/28/21	Morgan Stanley & Co. International PLC	ZAR	1,031	68,982	67,096	—	(1,886)
Expiring 09/30/21	JPMorgan Chase Bank, N.A.	ZAR	47,236	2,873,000	3,027,744	154,744	—
Expiring 12/23/21	Goldman Sachs International	ZAR	10,613	562,000	673,688	111,688	—
Expiring 05/31/22	Morgan Stanley & Co. International PLC	ZAR	2,088	134,319	130,043	—	(4,276)
South Korean Won,
Expiring 03/17/21	HSBC Bank USA, N.A.	KRW	145,493	134,000	130,099	—	(3,901)
Expiring 04/29/21	Citibank, N.A.	KRW	316,621	258,936	283,204	24,268	—
Expiring 04/29/21	Goldman Sachs International	KRW	25,337	21,000	22,662	1,662	—
Expiring 04/29/21	JPMorgan Chase Bank, N.A.	KRW	404,849	343,800	362,119	18,319	—
Expiring 04/29/21	Morgan Stanley & Co. International PLC	KRW	236,106	195,000	211,186	16,186	—
Expiring 06/30/21	Citibank, N.A.	KRW	440,197	402,668	393,784	—	(8,884)
Expiring 06/30/21	JPMorgan Chase Bank, N.A.	KRW	601,080	524,000	537,705	13,705	—
Expiring 06/30/21	JPMorgan Chase Bank, N.A.	KRW	248,344	211,003	222,160	11,157	—
Expiring 07/30/21	HSBC Bank USA, N.A.	KRW	763,668	648,000	683,189	35,189	—
Expiring 10/29/21	Citibank, N.A.	KRW	468,528	428,552	419,179	—	(9,373)
Thai Baht,
Expiring 03/17/21	Citibank, N.A.	THB	6,894	229,398	230,316	918	—
Expiring 03/17/21	Citibank, N.A.	THB	1,622	54,000	54,171	171	—

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	THB	4,972	$164,390	$166,097	$1,707	$—
Turkish Lira,
Expiring 02/26/21	Barclays Bank PLC	TRY	1,097	138,987	148,302	9,315	—
Expiring 02/26/21	Barclays Bank PLC	TRY	564	77,317	76,197	—	(1,120)
Expiring 02/26/21	Barclays Bank PLC	TRY	419	64,966	56,647	—	(8,319)
Expiring 02/26/21	Barclays Bank PLC	TRY	412	57,000	55,726	—	(1,274)
Expiring 02/26/21	Morgan Stanley & Co. International PLC	TRY	6,212	748,000	840,007	92,007	—
Expiring 03/17/21	Barclays Bank PLC	TRY	436	54,000	58,451	4,451	—
Expiring 03/17/21	Barclays Bank PLC	TRY	421	52,000	56,471	4,471	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	TRY	987	121,491	132,407	10,916	—
Expiring 05/28/21	BNP Paribas S.A.	TRY	420	54,000	54,607	607	—
Expiring 05/28/21	Goldman Sachs International	TRY	147	21,181	19,048	—	(2,133)
				$51,027,849	$51,859,322	1,982,163	(1,150,690)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/20/21	Barclays Bank PLC	AUD	307	$237,751	$234,997	$2,754	$—
Expiring 05/28/21	Barclays Bank PLC	AUD	2,130	1,385,087	1,629,238	—	(244,151)
Expiring 05/28/21	Citibank, N.A.	AUD	1,220	767,050	933,080	—	(166,030)
Expiring 05/28/21	Citibank, N.A.	AUD	184	120,882	140,608	—	(19,726)
Expiring 05/31/22	Morgan Stanley & Co. International PLC	AUD	212	160,068	162,330	—	(2,262)
Brazilian Real,
Expiring 02/02/21	BNP Paribas S.A.	BRL	801	153,780	146,294	7,486	—
Expiring 02/02/21	Citibank, N.A.	BRL	3,558	692,848	650,217	42,631	—
Expiring 02/26/21	Citibank, N.A.	BRL	596	116,000	108,809	7,191	—
Expiring 02/26/21	JPMorgan Chase Bank, N.A.	BRL	998	181,595	182,194	—	(599)
Expiring 03/02/21	The Toronto-Dominion Bank	BRL	2,760	516,494	504,007	12,487	—
Expiring 03/31/21	BNP Paribas S.A.	BRL	602	113,000	109,867	3,133	—
Expiring 03/31/21	Citibank, N.A.	BRL	5,161	1,217,000	941,675	275,325	—
Expiring 03/31/21	Citibank, N.A.	BRL	1,072	194,000	195,594	—	(1,594)

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 03/31/21	Citibank, N.A.	BRL	685	$133,372	$125,033	$8,339	$—
Expiring 03/31/21	Citibank, N.A.	BRL	356	69,000	65,013	3,987	—
Expiring 03/31/21	Morgan Stanley & Co. International PLC	BRL	1,025	252,935	187,083	65,852	—
Expiring 04/29/21	BNP Paribas S.A.	BRL	247	50,000	44,982	5,018	—
Expiring 04/29/21	Deutsche Bank AG	BRL	753	140,000	137,353	2,647	—
Expiring 04/29/21	Deutsche Bank AG	BRL	273	50,000	49,811	189	—
Expiring 04/29/21	Deutsche Bank AG	BRL	109	19,000	19,794	—	(794)
Expiring 05/28/21	BNP Paribas S.A.	BRL	905	183,000	164,698	18,302	—
Expiring 05/28/21	JPMorgan Chase Bank, N.A.	BRL	1,987	360,473	361,652	—	(1,179)
Expiring 09/30/21	Bank of America, N.A.	BRL	5,108	1,180,000	921,616	258,384	—
Expiring 09/30/21	Deutsche Bank AG	BRL	5,093	1,134,000	918,833	215,167	—
Expiring 01/28/22	Citibank, N.A.	BRL	3,063	546,000	545,886	114	—
Expiring 01/28/22	Citibank, N.A.	BRL	361	68,657	64,340	4,317	—
Expiring 01/28/22	Deutsche Bank AG	BRL	6,392	1,390,141	1,139,188	250,953	—
British Pound,
Expiring 03/31/21	Bank of America, N.A.	GBP	56	75,000	77,116	—	(2,116)
Expiring 03/31/21	Morgan Stanley & Co. International PLC	GBP	49	68,000	67,805	195	—
Expiring 04/19/21	BNP Paribas S.A.	GBP	111	152,820	152,700	120	—
Expiring 04/19/21	Citibank, N.A.	GBP	1,415	1,932,611	1,939,738	—	(7,127)
Expiring 04/19/21	Citibank, N.A.	GBP	95	130,311	130,222	89	—
Expiring 04/19/21	Morgan Stanley & Co. International PLC	GBP	1,415	1,933,150	1,939,737	—	(6,587)
Expiring 04/29/21	Bank of America, N.A.	GBP	154	194,111	211,105	—	(16,994)
Expiring 05/28/21	Bank of America, N.A.	GBP	109	137,403	149,439	—	(12,036)
Expiring 05/28/21	JPMorgan Chase Bank, N.A.	GBP	156	203,719	213,876	—	(10,157)
Expiring 01/28/22	JPMorgan Chase Bank, N.A.	GBP	109	142,502	149,685	—	(7,183)
Canadian Dollar,
Expiring 04/20/21	Citibank, N.A.	CAD	42	33,319	33,126	193	—
Chilean Peso,
Expiring 03/17/21	BNP Paribas S.A.	CLP	107,727	144,658	146,688	—	(2,030)
Expiring 03/17/21	HSBC Bank USA, N.A.	CLP	215,454	288,279	293,376	—	(5,097)
Expiring 03/17/21	Morgan Stanley & Co. International PLC	CLP	107,727	144,629	146,688	—	(2,059)
Expiring 10/29/21	Bank of America, N.A.	CLP	245,918	312,000	335,217	—	(23,217)
Chinese Renminbi,
Expiring 02/08/21	HSBC Bank USA, N.A.	CNH	1,095	166,000	169,791	—	(3,791)

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 02/08/21	JPMorgan Chase Bank, N.A.	CNH	1,293	$194,221	$200,460	$—	$(6,239)
Expiring 02/08/21	JPMorgan Chase Bank, N.A.	CNH	1,030	157,433	159,634	—	(2,201)
Expiring 02/08/21	JPMorgan Chase Bank, N.A.	CNH	1,009	154,000	156,460	—	(2,460)
Expiring 02/08/21	JPMorgan Chase Bank, N.A.	CNH	703	107,000	108,905	—	(1,905)
Expiring 02/08/21	Morgan Stanley & Co. International PLC	CNH	814	123,000	126,204	—	(3,204)
Expiring 02/08/21	Morgan Stanley & Co. International PLC	CNH	708	106,000	109,696	—	(3,696)
Expiring 05/14/21	JPMorgan Chase Bank, N.A.	CNH	2,087	299,506	321,264	—	(21,758)
Expiring 06/30/21	JPMorgan Chase Bank, N.A.	CNH	1,399	214,000	214,844	—	(844)
Expiring 06/30/21	JPMorgan Chase Bank, N.A.	CNH	469	65,000	71,968	—	(6,968)
Expiring 07/30/21	JPMorgan Chase Bank, N.A.	CNH	1,517	214,000	232,491	—	(18,491)
Expiring 01/28/22	Deutsche Bank AG	CNH	626	91,000	94,957	—	(3,957)
Colombian Peso,
Expiring 03/17/21	BNP Paribas S.A.	COP	1,755,594	490,917	491,057	—	(140)
Danish Krone,
Expiring 04/19/21	Citibank, N.A.	DKK	438	71,691	71,645	46	—
Euro,
Expiring 03/31/21	Bank of America, N.A.	EUR	88	108,000	106,916	1,084	—
Expiring 03/31/21	BNP Paribas S.A.	EUR	95	115,000	114,997	3	—
Expiring 03/31/21	Citibank, N.A.	EUR	70	85,000	85,328	—	(328)
Expiring 03/31/21	Goldman Sachs International	EUR	75	92,000	91,543	457	—
Expiring 04/19/21	Barclays Bank PLC	EUR	3,919	4,775,937	4,764,275	11,662	—
Expiring 04/19/21	BNP Paribas S.A.	EUR	4,331	5,260,973	5,265,777	—	(4,804)
Expiring 04/19/21	BNP Paribas S.A.	EUR	213	259,201	259,337	—	(136)
Expiring 04/19/21	Deutsche Bank AG	EUR	83	100,910	100,749	161	—
Expiring 04/19/21	Goldman Sachs International	EUR	4,063	4,949,240	4,940,175	9,065	—
Expiring 04/19/21	Goldman Sachs International	EUR	65	79,096	79,023	73	—
Expiring 04/19/21	Morgan Stanley & Co. International PLC	EUR	7,041	8,554,054	8,560,069	—	(6,015)
Expiring 04/19/21	UBS AG	EUR	2,899	3,517,505	3,524,336	—	(6,831)

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Hungarian Forint,
Expiring 04/19/21	Citibank, N.A.	HUF	58,715	$197,836	$199,449	$—	$(1,613)
Indian Rupee,
Expiring 02/26/21	Bank of America, N.A.	INR	10,391	138,000	142,057	—	(4,057)
Expiring 02/26/21	Citibank, N.A.	INR	10,881	138,000	148,754	—	(10,754)
Expiring 02/26/21	Goldman Sachs International	INR	3,844	50,001	52,544	—	(2,543)
Expiring 02/26/21	Morgan Stanley & Co. International PLC	INR	19,590	252,000	267,813	—	(15,813)
Expiring 03/17/21	Barclays Bank PLC	INR	6,740	91,322	91,756	—	(434)
Expiring 03/17/21	Citibank, N.A.	INR	15,752	213,085	214,450	—	(1,365)
Expiring 03/17/21	HSBC Bank USA, N.A.	INR	26,906	362,000	366,318	—	(4,318)
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	INR	18,239	245,000	248,316	—	(3,316)
Expiring 04/29/21	Morgan Stanley & Co. International PLC	INR	10,013	128,000	135,531	—	(7,531)
Expiring 04/29/21	Morgan Stanley & Co. International PLC	INR	5,067	67,000	68,579	—	(1,579)
Expiring 09/30/21	Bank of America, N.A.	INR	45,446	587,000	603,849	—	(16,849)
Expiring 02/25/22	JPMorgan Chase Bank, N.A.	INR	36,373	470,000	474,629	—	(4,629)
Expiring 02/25/22	Morgan Stanley & Co. International PLC	INR	29,859	381,000	389,622	—	(8,622)
Indonesian Rupiah,
Expiring 03/17/21	Citibank, N.A.	IDR	2,275,981	160,145	161,309	—	(1,164)
Expiring 03/17/21	HSBC Bank USA, N.A.	IDR	2,284,960	160,000	161,945	—	(1,945)
Expiring 03/17/21	HSBC Bank USA, N.A.	IDR	1,537,272	108,000	108,953	—	(953)
Israeli Shekel,
Expiring 03/17/21	Barclays Bank PLC	ILS	914	284,864	278,623	6,241	—
Expiring 03/17/21	Barclays Bank PLC	ILS	905	278,000	275,857	2,143	—
Expiring 03/17/21	Barclays Bank PLC	ILS	607	187,000	185,076	1,924	—
Expiring 06/30/21	Barclays Bank PLC	ILS	663	196,908	202,495	—	(5,587)
Expiring 06/30/21	Citibank, N.A.	ILS	1,633	485,000	498,908	—	(13,908)
Expiring 08/31/21	BNP Paribas S.A.	ILS	2,448	750,001	748,990	1,011	—
Japanese Yen,
Expiring 03/31/21	BNP Paribas S.A.	JPY	13,719	133,000	131,064	1,936	—
Expiring 03/31/21	BNP Paribas S.A.	JPY	10,287	100,000	98,276	1,724	—
Expiring 03/31/21	Goldman Sachs International	JPY	10,299	99,500	98,386	1,114	—
Expiring 03/31/21	Goldman Sachs International	JPY	10,037	97,000	95,887	1,113	—
Expiring 04/19/21	Bank of America, N.A.	JPY	9,211	88,564	88,016	548	—
Expiring 04/19/21	Barclays Bank PLC	JPY	7,762	75,000	74,173	827	—

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 05/28/21	Deutsche Bank AG	JPY	75,713	$723,000	$723,784	$—	$(784)
Expiring 05/28/21	Morgan Stanley & Co. International PLC	JPY	69,191	640,741	661,430	—	(20,689)
Expiring 07/30/21	Morgan Stanley & Co. International PLC	JPY	13,271	123,227	126,952	—	(3,725)
Expiring 01/28/22	Citibank, N.A.	JPY	103,688	975,339	994,691	—	(19,352)
Expiring 01/28/22	Citibank, N.A.	JPY	95,532	914,576	916,447	—	(1,871)
Expiring 01/28/22	Citibank, N.A.	JPY	70,199	678,691	673,426	5,265	—
Expiring 05/31/22	Citibank, N.A.	JPY	50,233	486,589	482,865	3,724	—
Expiring 10/31/23	Bank of America, N.A.	JPY	165,745	1,624,000	1,610,059	13,941	—
Expiring 10/31/23	Bank of America, N.A.	JPY	107,140	1,062,000	1,040,762	21,238	—
Expiring 10/31/23	Citibank, N.A.	JPY	27,641	286,831	268,501	18,330	—
Expiring 10/31/23	Citibank, N.A.	JPY	5,701	54,601	55,379	—	(778)
Mexican Peso,
Expiring 02/26/21	Bank of America, N.A.	MXN	7,353	325,185	357,675	—	(32,490)
Expiring 02/26/21	Deutsche Bank AG	MXN	18,153	714,000	883,062	—	(169,062)
Expiring 02/26/21	HSBC Bank USA, N.A.	MXN	26,498	1,050,014	1,288,985	—	(238,971)
Expiring 03/17/21	Citibank, N.A.	MXN	2,988	148,194	145,031	3,163	—
Expiring 03/17/21	Citibank, N.A.	MXN	269	13,200	13,048	152	—
Expiring 03/17/21	HSBC Bank USA, N.A.	MXN	3,244	159,859	157,424	2,435	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	MXN	1,511	74,000	73,341	659	—
Expiring 03/17/21	Morgan Stanley & Co. International PLC	MXN	947	47,000	45,937	1,063	—
Expiring 04/29/21	Citibank, N.A.	MXN	7,304	359,000	352,903	6,097	—
Expiring 04/29/21	Citibank, N.A.	MXN	3,848	185,928	185,902	26	—
Expiring 04/29/21	Deutsche Bank AG	MXN	8,437	329,000	407,663	—	(78,663)
Expiring 04/29/21	Morgan Stanley & Co. International PLC	MXN	10,026	463,000	484,443	—	(21,443)
Expiring 04/29/21	Morgan Stanley & Co. International PLC	MXN	5,811	272,000	280,786	—	(8,786)
Expiring 02/25/22	Barclays Bank PLC	MXN	6,929	293,000	323,912	—	(30,912)
Expiring 02/25/22	Deutsche Bank AG	MXN	2,984	139,000	139,484	—	(484)
Expiring 02/25/22	Goldman Sachs International	MXN	1,984	80,000	92,718	—	(12,718)
Expiring 04/28/23	Morgan Stanley & Co. International PLC	MXN	19,453	844,701	864,848	—	(20,147)
New Taiwanese Dollar,
Expiring 03/31/21	Citibank, N.A.	TWD	4,155	150,000	149,430	570	—
Expiring 03/31/21	Citibank, N.A.	TWD	2,831	102,000	101,796	204	—
Expiring 06/30/21	JPMorgan Chase Bank, N.A.	TWD	36,454	1,329,000	1,326,206	2,794	—

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar (cont’d.),
Expiring 09/30/21	JPMorgan Chase Bank, N.A.	TWD	31,377	$1,178,267	$1,154,344	$23,923	$—
Expiring 12/23/21	JPMorgan Chase Bank, N.A.	TWD	8,139	309,000	302,498	6,502	—
New Zealand Dollar,
Expiring 04/20/21	JPMorgan Chase Bank, N.A.	NZD	335	240,103	240,398	—	(295)
Peruvian Nuevo Sol,
Expiring 03/17/21	BNP Paribas S.A.	PEN	247	68,973	67,994	979	—
Polish Zloty,
Expiring 04/19/21	Barclays Bank PLC	PLN	718	193,033	192,823	210	—
Russian Ruble,
Expiring 02/26/21	JPMorgan Chase Bank, N.A.	RUB	60,723	716,829	800,807	—	(83,978)
Expiring 03/17/21	Barclays Bank PLC	RUB	8,778	119,000	115,515	3,485	—
Expiring 03/17/21	Citibank, N.A.	RUB	20,726	274,000	272,735	1,265	—
Expiring 03/17/21	Morgan Stanley & Co. International PLC	RUB	15,077	203,000	198,402	4,598	—
Expiring 03/17/21	Morgan Stanley & Co. International PLC	RUB	1,378	18,500	18,127	373	—
Expiring 03/31/21	Citibank, N.A.	RUB	5,222	69,000	68,603	397	—
Expiring 03/31/21	Morgan Stanley & Co. International PLC	RUB	13,680	180,000	179,709	291	—
Expiring 03/31/21	Morgan Stanley & Co. International PLC	RUB	6,637	87,000	87,186	—	(186)
Expiring 04/28/21	Goldman Sachs International	RUB	52,023	678,000	681,143	—	(3,143)
Expiring 04/29/21	Deutsche Bank AG	RUB	13,019	192,000	170,438	21,562	—
Expiring 06/30/21	Barclays Bank PLC	RUB	37,225	500,013	483,835	16,178	—
Expiring 06/30/21	Barclays Bank PLC	RUB	13,245	174,513	172,150	2,363	—
Expiring 06/30/21	Goldman Sachs International	RUB	55,638	763,000	723,164	39,836	—
Expiring 11/22/21	Deutsche Bank AG	RUB	53,363	704,000	682,096	21,904	—
Expiring 11/22/21	Deutsche Bank AG	RUB	2,801	37,000	35,802	1,198	—
Singapore Dollar,
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	SGD	58	43,147	43,365	—	(218)
South African Rand,
Expiring 02/26/21	Bank of America, N.A.	ZAR	10,890	556,832	717,281	—	(160,449)
Expiring 02/26/21	Barclays Bank PLC	ZAR	3,117	175,521	205,338	—	(29,817)
Expiring 02/26/21	Goldman Sachs International	ZAR	9,815	563,000	646,462	—	(83,462)

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 02/26/21	Goldman Sachs International	ZAR	5,962	$315,000	$392,679	$—	$(77,679)
Expiring 03/17/21	Barclays Bank PLC	ZAR	941	62,000	61,812	188	—
Expiring 03/17/21	Citibank, N.A.	ZAR	4,007	258,694	263,118	—	(4,424)
Expiring 03/17/21	Morgan Stanley & Co. International PLC	ZAR	6,679	435,418	438,531	—	(3,113)
Expiring 04/29/21	Goldman Sachs International	ZAR	1,648	92,000	107,605	—	(15,605)
Expiring 05/28/21	Morgan Stanley & Co. International PLC	ZAR	1,031	60,000	67,096	—	(7,096)
Expiring 09/30/21	Morgan Stanley & Co. International PLC	ZAR	44,539	2,559,000	2,854,870	—	(295,870)
Expiring 09/30/21	Morgan Stanley & Co. International PLC	ZAR	2,697	177,928	172,873	5,055	—
Expiring 12/23/21	Barclays Bank PLC	ZAR	6,463	348,622	410,222	—	(61,600)
Expiring 12/23/21	Goldman Sachs International	ZAR	1,126	71,000	71,441	—	(441)
Expiring 12/23/21	Morgan Stanley & Co. International PLC	ZAR	3,025	197,778	192,025	5,753	—
Expiring 05/31/22	JPMorgan Chase Bank, N.A.	ZAR	2,088	124,000	130,044	—	(6,044)
South Korean Won,
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	KRW	155,225	142,690	138,801	3,889	—
Expiring 03/31/21	Citibank, N.A.	KRW	74,678	67,000	66,776	224	—
Expiring 04/29/21	Citibank, N.A.	KRW	371,654	307,000	332,428	—	(25,428)
Expiring 04/29/21	JPMorgan Chase Bank, N.A.	KRW	611,258	511,000	546,743	—	(35,743)
Expiring 06/30/21	JPMorgan Chase Bank, N.A.	KRW	1,289,621	1,079,000	1,153,648	—	(74,648)
Expiring 07/30/21	Deutsche Bank AG	KRW	744,855	635,000	666,359	—	(31,359)
Expiring 10/29/21	JPMorgan Chase Bank, N.A.	KRW	895,338	781,000	801,036	—	(20,036)
Swedish Krona,
Expiring 04/19/21	Barclays Bank PLC	SEK	1,397	167,640	167,385	255	—
Swiss Franc,
Expiring 04/19/21	JPMorgan Chase Bank, N.A.	CHF	389	439,558	437,843	1,715	—
Thai Baht,
Expiring 03/17/21	Goldman Sachs International	THB	3,653	121,000	122,044	—	(1,044)

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	THB	3,671	$122,000	$122,635	$—	$(635)
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	THB	3,658	122,340	122,200	140	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	THB	2,433	81,000	81,294	—	(294)
Turkish Lira,
Expiring 02/26/21	Citibank, N.A.	TRY	1,635	201,000	221,090	—	(20,090)
Expiring 02/26/21	Citibank, N.A.	TRY	876	104,088	118,510	—	(14,422)
Expiring 02/26/21	Goldman Sachs International	TRY	1,152	173,000	155,798	17,202	—
Expiring 02/26/21	JPMorgan Chase Bank, N.A.	TRY	1,140	136,912	154,123	—	(17,211)
Expiring 02/26/21	Morgan Stanley & Co. International PLC	TRY	3,900	540,000	527,357	12,643	—
Expiring 03/17/21	Citibank, N.A.	TRY	1,106	135,000	148,297	—	(13,297)
Expiring 03/17/21	HSBC Bank USA, N.A.	TRY	94	11,500	12,557	—	(1,057)
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	TRY	729	89,000	97,710	—	(8,710)
Expiring 05/28/21	Goldman Sachs International	TRY	567	76,000	73,655	2,345	—
				$87,634,130	$88,623,946	1,500,139	(2,489,955)
						$3,482,302	$(3,640,645)
Cross currency exchange contracts outstanding at January 31, 2021:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
05/28/21	Buy	AUD	278	JPY	20,286	$18,675	$—	Deutsche Bank AG
05/28/21	Buy	AUD	993	JPY	71,988	71,214	—	Morgan Stanley & Co. International PLC
05/28/21	Buy	AUD	4,745	JPY	303,158	730,617	—	Citibank, N.A.
05/28/21	Buy	JPY	28,854	AUD	416	—	(42,301)	Morgan Stanley & Co. International PLC
05/28/21	Buy	JPY	228,190	AUD	3,341	—	(373,586)	Deutsche Bank AG
07/30/21	Buy	AUD	564	JPY	38,930	59,016	—	Morgan Stanley & Co. International PLC

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Cross currency exchange contracts outstanding at January 31, 2021 (continued):
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts (cont’d.):
07/30/21	Buy	JPY	52,201	AUD	722	$—	$(52,928)	Morgan Stanley & Co. International PLC
08/31/21	Buy	EUR	309	GBP	278	—	(4,591)	Bank of America, N.A.
08/31/21	Buy	GBP	435	EUR	472	21,405	—	Bank of America, N.A.
01/28/22	Buy	JPY	14,371	AUD	212	—	(24,447)	Deutsche Bank AG
01/28/22	Buy	JPY	24,302	AUD	325	—	(15,701)	Deutsche Bank AG
01/28/22	Buy	JPY	45,977	AUD	587	—	(8,365)	BNP Paribas S.A.
05/31/22	Buy	AUD	823	JPY	62,754	26,958	—	Deutsche Bank AG
05/31/22	Buy	JPY	44,053	AUD	611	—	(44,388)	Goldman Sachs International
10/31/23	Buy	AUD	367	JPY	24,589	42,078	—	Deutsche Bank AG
10/31/23	Buy	JPY	9,277	AUD	133	—	(11,696)	Goldman Sachs International
10/31/23	Buy	JPY	29,437	AUD	431	—	(43,973)	Morgan Stanley & Co. International PLC
						$969,963	$(621,976)
Credit default swap agreements outstanding at January 31, 2021:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**:
Federal Republic of Brazil	12/20/22	1.000%(Q)	750	0.851%	$2,989	$—	$2,989	Citibank, N.A.
Government of Malaysia	12/20/22	1.000%(Q)	150	0.160%	2,580	—	2,580	Citibank, N.A.
People’s Republic of China	12/20/22	1.000%(Q)	500	0.100%	9,173	—	9,173	Citibank, N.A.
Republic of Chile	12/20/22	1.000%(Q)	150	0.169%	2,553	—	2,553	Citibank, N.A.
Republic of Colombia	12/20/22	1.000%(Q)	200	0.472%	2,241	—	2,241	Citibank, N.A.
Republic of Indonesia	12/20/22	1.000%(Q)	200	0.270%	3,015	—	3,015	Citibank, N.A.
Republic of Panama	12/20/22	1.000%(Q)	150	0.176%	2,535	—	2,535	Citibank, N.A.
Republic of Peru	12/20/22	1.000%(Q)	150	0.219%	2,409	—	2,409	Citibank, N.A.
Republic of Philippines	12/20/22	1.000%(Q)	150	0.151%	2,606	—	2,606	Citibank, N.A.

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of South Africa	12/20/22	1.000%(Q)	450	1.082%	$(171)	$—	$(171)	Citibank, N.A.
Republic of Turkey	12/20/22	1.000%(Q)	750	2.328%	(17,676)	—	(17,676)	Citibank, N.A.
Russian Federation	12/20/22	1.000%(Q)	450	0.444%	5,281	—	5,281	Citibank, N.A.
United Mexican States	12/20/22	1.000%(Q)	650	0.354%	8,754	—	8,754	Citibank, N.A.
					$26,289	$—	$26,289

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreement on credit indices— Buy Protection(1)**:
CDX.EM.28.V3	12/20/22	1.000%(Q)	4,700	$(25,688)	$(838)	$(24,850)	Citibank, N.A.
**	The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Generalitat de Cataluna	12/20/22	1.000%(Q)	230	1.446%	$(1,650)	$(12,436)	$10,786	Citibank, N.A.
Hellenic Republic	12/20/24	1.000%(Q)	1,650	0.771%	16,563	(67,747)	84,310	Citibank, N.A.
Hellenic Republic	06/20/29	1.000%(Q)	250	1.429%	(7,962)	(29,592)	21,630	Citibank, N.A.
Kingdom of Saudi Arabia	12/20/21	1.000%(Q)	250	0.173%	2,153	(870)	3,023	Barclays Bank PLC
Kingdom of Spain	06/20/22	1.000%(Q)	700	0.154%	9,131	1,749	7,382	JPMorgan Chase Bank, N.A.
Kingdom of Spain	06/20/25	1.000%(Q)	180	0.387%	5,045	(1,519)	6,564	Bank of America, N.A.

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Kingdom of Spain	06/20/25	1.000%(Q)	70	0.387%	$1,962	$804	$1,158	Barclays Bank PLC
Kingdom of Spain	12/20/25	1.000%(Q)	750	0.427%	21,746	(8,028)	29,774	JPMorgan Chase Bank, N.A.
Kingdom of Spain	12/20/25	1.000%(Q)	500	0.427%	14,511	9,575	4,936	JPMorgan Chase Bank, N.A.
Kingdom of Spain	06/20/30	1.000%(Q)	800	0.705%	21,784	(2,814)	24,598	Credit Suisse International
Kingdom of Spain	12/20/30	1.000%(Q)	1,000	0.721%	26,938	26,947	(9)	JPMorgan Chase Bank, N.A.
Republic of Indonesia	06/20/23	1.000%(Q)	545	0.351%	9,135	(1,670)	10,805	Citibank, N.A.
Republic of Indonesia	06/20/25	1.000%(Q)	600	0.684%	8,975	(24,280)	33,255	Morgan Stanley & Co. International PLC
Republic of Italy	12/20/25	1.000%(Q)	750	0.988%	1,287	(13,952)	15,239	JPMorgan Chase Bank, N.A.
Republic of Italy	12/20/29	1.000%(Q)	1,000	1.416%	(32,375)	(35,073)	2,698	JPMorgan Chase Bank, N.A.
Republic of Kazakhstan	06/20/23	1.000%(Q)	230	0.295%	4,167	—	4,167	Citibank, N.A.
Republic of Panama	06/20/22	1.000%(Q)	100	0.158%	1,299	246	1,053	Citibank, N.A.
Republic of Portugal	12/20/30	1.000%(Q)	1,000	0.655%	33,159	34,003	(844)	JPMorgan Chase Bank, N.A.
Republic of South Africa	12/20/23	1.000%(Q)	250	1.533%	(3,514)	(7,759)	4,245	Bank of America, N.A.
Republic of Ukraine	12/20/23	5.000%(Q)	200	3.309%	10,486	8,254	2,232	Deutsche Bank AG
Republic of Ukraine	12/20/24	5.000%(Q)	400	3.521%	23,759	24,643	(884)	HSBC Bank USA, N.A.
Republic of Ukraine	12/20/25	5.000%(Q)	220	3.731%	13,630	(4,485)	18,115	Barclays Bank PLC
Russian Federation	12/20/21	1.000%(Q)	475	0.323%	3,446	(4,706)	8,152	Barclays Bank PLC
Russian Federation	06/20/23	1.000%(Q)	350	0.530%	4,356	(2,687)	7,043	Morgan Stanley & Co. International PLC
Russian Federation	06/20/23	1.000%(Q)	50	0.530%	622	(458)	1,080	Morgan Stanley & Co. International PLC

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Russian Federation	12/20/26	1.000%(Q)	350	1.168%	$(2,945)	$(20,248)	$17,303	Citibank, N.A.
State of Illinois	12/20/22	1.000%(Q)	210	2.216%	(4,367)	(3,141)	(1,226)	Citibank, N.A.
State of Illinois	12/20/24	1.000%(Q)	200	2.587%	(10,705)	(7,714)	(2,991)	Goldman Sachs International
					$170,636	$(142,958)	$313,594
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at January 31, 2021:
Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreements:
247	3 Month LIBOR(Q)	EUR	220	(0.443)%(Q)	JPMorgan Chase Bank, N.A.	08/22/21	$(18,526)	$—	$(18,526)
438	3 Month LIBOR(Q)	EUR	400	(0.108)%(Q)	JPMorgan Chase Bank, N.A.	11/06/21	(49,492)	—	(49,492)
537	3 Month LIBOR(Q)	EUR	500	(0.007)%(Q)	JPMorgan Chase Bank, N.A.	05/17/22	(71,159)	—	(71,159)
376	3 Month LIBOR(Q)	EUR	350	0.015%(Q)	JPMorgan Chase Bank, N.A.	11/17/22	(51,751)	—	(51,751)
1,095	3 Month LIBOR(Q)	EUR	1,000	0.339%(Q)	JPMorgan Chase Bank, N.A.	11/05/24	(165,694)	—	(165,694)
107	3 Month LIBOR(Q)	EUR	100	0.355%(Q)	JPMorgan Chase Bank, N.A.	05/17/25	(19,024)	—	(19,024)
107	3 Month LIBOR(Q)	EUR	100	0.425%(Q)	JPMorgan Chase Bank, N.A.	11/12/25	(20,685)	—	(20,685)
							$(396,331)	$—	$(396,331)

Inflation swap agreements outstanding at January 31, 2021:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements:
EUR	600	05/15/23	1.485%(T)	France CPI ex Tobacco Household(1)(T)	$—	$(26,710)	$(26,710)
EUR	600	05/15/23	1.510%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	21,690	21,690
	200	01/12/26	2.185%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(1,131)	(1,131)
	100	01/13/31	2.230%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(1,172)	(1,172)
					$—	$(7,323)	$(7,323)
(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2021:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	650	03/14/27	3.170%(S)	6 Month BBSW(2)(S)	$—	$82,235	$82,235
AUD	420	12/03/29	2.700%(S)	6 Month BBSW(2)(S)	30,056	48,129	18,073
AUD	970	12/03/30	2.750%(S)	6 Month BBSW(2)(S)	120,850	117,924	(2,926)
AUD	470	07/19/32	3.130%(S)	6 Month BBSW(2)(S)	167	72,906	72,739
BRL	28,422	01/02/25	6.220%(T)	1 Day BROIS(2)(T)	—	9,715	9,715
BRL	1,005	01/02/25	6.540%(T)	1 Day BROIS(2)(T)	—	11,370	11,370
BRL	1,569	01/02/25	6.640%(T)	1 Day BROIS(2)(T)	—	19,475	19,475
BRL	1,707	01/02/25	6.670%(T)	1 Day BROIS(2)(T)	—	21,797	21,797
BRL	4,844	01/02/25	6.670%(T)	1 Day BROIS(2)(T)	—	61,551	61,551
BRL	1,587	01/02/25	9.475%(T)	1 Day BROIS(2)(T)	—	91,784	91,784
BRL	3,103	01/02/25	9.943%(T)	1 Day BROIS(2)(T)	—	215,633	215,633
BRL	888	01/02/25	9.985%(T)	1 Day BROIS(2)(T)	—	66,887	66,887
BRL	244	01/02/25	12.090%(T)	1 Day BROIS(2)(T)	—	23,321	23,321
BRL	2,824	01/04/27	6.490%(T)	1 Day BROIS(2)(T)	—	12,214	12,214
BRL	3,081	01/04/27	6.493%(T)	1 Day BROIS(2)(T)	—	15,020	15,020
BRL	2,688	01/04/27	6.540%(T)	1 Day BROIS(2)(T)	—	14,777	14,777
CAD	1,535	04/03/25	0.970%(S)	3 Month CDOR(2)(S)	(1,060)	11,110	12,170
CAD	765	12/03/25	2.500%(S)	3 Month CDOR(2)(S)	48,348	47,947	(401)
CHF	350	01/31/29	0.260%(A)	6 Month CHF LIBOR(2)(S)	—	22,111	22,111
CHF	100	04/03/33	0.687%(A)	6 Month CHF LIBOR(2)(S)	7,337	12,519	5,182
CLP	250,000	04/05/29	3.885%(S)	1 Day CLOIS(2)(S)	20,815	45,742	24,927
CLP	410,000	10/24/29	2.790%(S)	1 Day CLOIS(2)(S)	—	20,750	20,750
CLP	91,000	11/22/29	3.203%(S)	1 Day CLOIS(2)(S)	—	7,993	7,993
CLP	400,000	02/10/30	3.010%(S)	1 Day CLOIS(2)(S)	—	32,261	32,261
CLP	270,000	02/28/30	3.110%(S)	1 Day CLOIS(2)(S)	—	24,505	24,505
CNH	2,000	08/15/23	3.115%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(19)	4,180	4,199
CNH	2,030	03/13/24	2.945%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	2,834	2,834
CNH	2,900	04/01/24	2.922%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	3,603	3,603
CNH	1,250	06/03/24	2.975%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	2,000	2,000
CNH	8,180	06/20/24	2.900%(Q)	7 Day China Fixing Repo Rates(2)(Q)	6	9,155	9,149

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CNH	1,700	09/03/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	$(2)	$1,634	$1,636
CNH	1,700	09/19/24	2.940%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(1)	2,255	2,256
CNH	2,000	10/10/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(1)	1,654	1,655
CNH	2,910	11/01/24	3.120%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(7)	7,287	7,294
CNH	1,200	02/04/25	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	(804)	(804)
COP	3,204,860	07/27/28	6.200%(Q)	1 Day COOIS(2)(Q)	45,838	152,421	106,583
COP	860,000	12/16/29	5.480%(Q)	1 Day COOIS(2)(Q)	—	29,714	29,714
CZK	14,000	04/27/22	0.925%(A)	6 Month PRIBOR(2)(S)	—	7,611	7,611
CZK	13,010	06/29/22	0.895%(A)	6 Month PRIBOR(2)(S)	—	6,136	6,136
CZK	39,580	01/28/24	1.938%(A)	6 Month PRIBOR(2)(S)	—	61,270	61,270
CZK	16,700	01/31/24	1.930%(A)	6 Month PRIBOR(1)(S)	—	(39,446)	(39,446)
CZK	6,640	06/29/27	1.175%(A)	6 Month PRIBOR(1)(S)	—	(2,328)	(2,328)
CZK	16,480	01/28/30	1.587%(A)	6 Month PRIBOR(1)(S)	—	(23,258)	(23,258)
CZK	4,895	03/31/30	0.710%(A)	6 Month PRIBOR(2)(S)	—	(10,294)	(10,294)
DKK	2,300	03/15/27	1.123%(A)	6 Month CIBOR(2)(S)	—	32,597	32,597
GBP	2,500	09/01/21	0.013%(A)	1 Day SONIA(1)(A)	(4)	501	505
GBP	750	05/08/26	1.000%(A)	1 Day SONIA(1)(A)	(51,371)	(56,810)	(5,439)
GBP	555	10/22/28	0.680%(A)	1 Day SONIA(1)(A)	—	(29,769)	(29,769)
HKD	6,080	03/13/21	2.138%(Q)	3 Month HIBOR(2)(Q)	—	3,633	3,633
HKD	6,850	03/13/21	2.145%(Q)	3 Month HIBOR(2)(Q)	—	4,111	4,111
HKD	4,660	09/03/26	1.538%(Q)	3 Month HIBOR(1)(Q)	(26)	(32,665)	(32,639)
HUF	113,000	01/23/25	1.095%(A)	6 Month BUBOR(2)(S)	—	(949)	(949)
HUF	100,000	03/18/26	2.140%(A)	6 Month BUBOR(2)(S)	(14,648)	19,659	34,307
HUF	257,045	06/12/28	3.750%(A)	6 Month BUBOR(2)(S)	—	79,253	79,253

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
HUF	101,100	07/15/29	1.650%(A)	6 Month BUBOR(2)(S)	$—	$3,131	$3,131
HUF	168,000	12/09/29	1.245%(A)	6 Month BUBOR(2)(S)	—	(20,568)	(20,568)
HUF	190,140	01/23/30	1.740%(A)	6 Month BUBOR(2)(S)	2,574	2,835	261
JPY	24,660	12/03/38	0.600%(S)	6 Month JPY LIBOR(2)(S)	5,066	12,693	7,627
JPY	40,000	12/03/39	0.650%(S)	6 Month JPY LIBOR(2)(S)	25,458	23,494	(1,964)
JPY	80,000	02/20/40	0.175%(S)	6 Month JPY LIBOR(2)(S)	—	(21,756)	(21,756)
JPY	125,000	12/03/40	0.650%(S)	6 Month JPY LIBOR(2)(S)	77,270	71,838	(5,432)
KRW	50,000	09/10/28	2.043%(Q)	3 Month KWCDC(2)(Q)	2,041	2,776	735
MXN	13,380	02/27/29	8.260%(M)	28 Day Mexican Interbank Rate(2)(M)	3,503	133,548	130,045
MXN	5,400	07/10/30	5.680%(M)	28 Day Mexican Interbank Rate(2)(M)	(3)	4,772	4,775
MXN	7,220	01/16/31	5.450%(M)	28 Day Mexican Interbank Rate(2)(M)	(10)	(1,805)	(1,795)
NOK	5,000	11/25/25	0.770%(A)	6 Month NIBOR(2)(S)	—	(6,019)	(6,019)
NOK	3,400	03/15/27	2.103%(A)	6 Month NIBOR(2)(S)	—	30,183	30,183
NOK	2,690	02/07/29	2.083%(A)	6 Month NIBOR(2)(S)	2,946	25,716	22,770
NOK	2,000	10/07/29	1.660%(A)	6 Month NIBOR(2)(S)	—	7,862	7,862
NOK	8,405	01/08/31	1.250%(A)	6 Month NIBOR(2)(S)	(6,382)	(11,422)	(5,040)
NOK	1,540	01/19/31	1.346%(A)	6 Month NIBOR(2)(S)	—	(539)	(539)
NZD	100	10/03/22	2.740%(S)	3 Month BBR(2)(Q)	—	3,582	3,582
NZD	1,260	03/15/24	3.355%(S)	3 Month BBR(2)(Q)	—	93,786	93,786
NZD	100	01/10/27	3.420%(S)	3 Month BBR(2)(Q)	1,674	11,284	9,610
NZD	910	11/28/28	2.950%(S)	3 Month BBR(2)(Q)	42,024	101,231	59,207
NZD	1,825	10/07/29	1.130%(S)	3 Month BBR(2)(Q)	5,029	11,260	6,231

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
PLN	2,000	05/24/23	2.520%(A)	6 Month WIBOR(2)(S)	$—	$36,532	$36,532
PLN	2,890	08/24/23	2.390%(A)	6 Month WIBOR(2)(S)	—	48,010	48,010
PLN	2,325	11/13/23	2.570%(A)	6 Month WIBOR(2)(S)	—	41,402	41,402
PLN	700	04/11/24	2.020%(A)	6 Month WIBOR(2)(S)	—	12,463	12,463
PLN	3,820	06/21/24	1.750%(A)	6 Month WIBOR(2)(S)	—	55,683	55,683
PLN	550	01/21/26	2.500%(A)	6 Month WIBOR(2)(S)	1,423	13,234	11,811
PLN	5,135	07/11/28	2.935%(A)	6 Month WIBOR(2)(S)	178,028	219,243	41,215
SEK	3,000	06/20/29	0.550%(A)	3 Month STIBOR(2)(Q)	—	7,494	7,494
SEK	4,000	10/07/29	0.180%(A)	3 Month STIBOR(2)(Q)	—	(7,367)	(7,367)
SEK	3,800	01/24/30	0.605%(A)	3 Month STIBOR(2)(Q)	—	9,266	9,266
SEK	7,955	07/13/30	0.308%(A)	3 Month STIBOR(2)(Q)	(4,330)	(7,405)	(3,075)
SGD	410	03/19/24	2.025%(S)	6 Month SIBOR(2)(S)	—	15,952	15,952
SGD	490	05/21/28	2.436%(S)	6 Month SIBOR(2)(S)	—	44,207	44,207
THB	8,400	07/03/30	1.028%(S)	6 Month BIBOR(2)(S)	—	(2,512)	(2,512)
	6,400	09/12/21	0.260%(A)	1 Day USOIS(1)(A)	—	(12,042)	(12,042)
	4,665	03/10/22	0.330%(A)	1 Day USOIS(1)(A)	—	(23,150)	(23,150)
	9,800	05/29/22	0.014%(A)	1 Day USOIS(1)(A)	8,093	12,900	4,807
	7,635	11/09/22	0.061%(A)	1 Year SOFR(1)(A)	—	(262)	(262)
	4,670	10/30/23	0.072%(A)	1 Day USOIS(1)(A)	—	4,914	4,914
	5,739	11/06/23	0.063%(A)	1 Day USOIS(1)(A)	—	7,842	7,842
	2,956	05/31/24	1.350%(A)	1 Day USOIS(1)(A)	—	(144,571)	(144,571)
ZAR	28,120	03/13/21	7.180%(Q)	3 Month JIBAR(2)(Q)	—	17,300	17,300
ZAR	25,240	03/13/24	7.500%(Q)	3 Month JIBAR(1)(Q)	—	(168,098)	(168,098)
ZAR	5,200	05/05/25	7.940%(Q)	3 Month JIBAR(2)(Q)	(10,305)	47,430	57,735
ZAR	4,100	11/07/27	8.360%(Q)	3 Month JIBAR(2)(Q)	(67)	45,137	45,204

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
ZAR	6,760	01/17/28	7.833%(Q)	3 Month JIBAR(2)(Q)	$(20)	$55,803	$55,823
ZAR	4,500	07/16/28	8.170%(Q)	3 Month JIBAR(2)(Q)	(31)	41,994	42,025
ZAR	7,500	03/13/29	8.055%(Q)	3 Month JIBAR(2)(Q)	—	65,251	65,251
ZAR	5,700	06/21/29	7.685%(Q)	3 Month JIBAR(2)(Q)	(24)	38,469	38,493
ZAR	8,000	10/03/29	7.580%(Q)	3 Month JIBAR(2)(Q)	—	47,170	47,170
ZAR	5,000	11/01/29	7.820%(Q)	3 Month JIBAR(2)(Q)	(33)	37,296	37,329
ZAR	34,650	12/01/30	6.888%(Q)	3 Month JIBAR(2)(Q)	35,834	52,185	16,351
					$576,036	$2,434,513	$1,858,477

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
CLP	220,000	02/09/27	4.120%(S)	1 Day CLOIS(2)(S)	$45,795	$—	$45,795	Morgan Stanley & Co. International PLC
CLP	140,000	12/20/27	4.260%(S)	1 Day CLOIS(2)(S)	28,348	—	28,348	Morgan Stanley & Co. International PLC
CLP	62,800	01/23/28	4.245%(S)	1 Day CLOIS(2)(S)	12,519	—	12,519	Morgan Stanley & Co. International PLC
CLP	101,000	01/26/28	4.210%(S)	1 Day CLOIS(2)(S)	20,081	—	20,081	Morgan Stanley & Co. International PLC
CLP	56,000	05/17/28	4.270%(S)	1 Day CLOIS(2)(S)	12,143	—	12,143	Citibank, N.A.
COP	1,600,000	06/02/27	5.910%(Q)	1 Day COOIS(2)(Q)	68,269	—	68,269	Morgan Stanley & Co. International PLC
COP	405,000	01/23/28	6.035%(Q)	1 Day COOIS(2)(Q)	17,842	—	17,842	Morgan Stanley & Co. International PLC
COP	509,000	01/26/28	6.000%(Q)	1 Day COOIS(2)(Q)	21,786	—	21,786	Morgan Stanley & Co. International PLC

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements (cont’d.):
COP	768,900	07/12/29	5.165%(Q)	1 Day COOIS(2)(Q)	$21,122	$—	$21,122	Morgan Stanley & Co. International PLC
ILS	700	12/09/22	1.530%(A)	3 Month TELBOR(2)(Q)	6,096	—	6,096	Citibank, N.A.
ILS	350	09/19/26	1.600%(A)	3 Month TELBOR(2)(Q)	7,771	—	7,771	Barclays Bank PLC
ILS	1,340	03/15/27	2.130%(A)	3 Month TELBOR(2)(Q)	49,195	—	49,195	Citibank, N.A.
ILS	1,090	07/13/27	0.395%(A)	3 Month TELBOR(2)(Q)	(1,146)	—	(1,146)	Goldman Sachs International
ILS	950	07/16/28	2.045%(A)	3 Month TELBOR(2)(Q)	33,982	—	33,982	JPMorgan Chase Bank, N.A.
ILS	700	03/13/29	1.840%(A)	3 Month TELBOR(2)(Q)	23,280	—	23,280	HSBC Bank USA, N.A.
ILS	960	07/12/29	1.411%(A)	3 Month TELBOR(2)(Q)	19,333	(230)	19,563	Citibank, N.A.
ILS	1,000	10/07/29	0.885%(A)	3 Month TELBOR(2)(Q)	4,886	—	4,886	Goldman Sachs International
ILS	490	04/24/30	0.710%(A)	3 Month TELBOR(2)(Q)	(64)	(5)	(59)	Goldman Sachs International
RUB	50,000	01/12/26	6.360%(A)	3 Month MosPRIME(2)(Q)	(647)	—	(647)	Morgan Stanley & Co. International PLC
ZAR	1,060	03/22/42	7.800%(Q)	3 Month JIBAR(2)(Q)	(219)	(25)	(194)	Citibank, N.A.
ZAR	7,000	09/22/42	8.020%(Q)	3 Month JIBAR(2)(Q)	9,171	(50)	9,221	Citibank, N.A.
ZAR	1,000	03/22/47	7.650%(Q)	3 Month JIBAR(1)(Q)	2,114	24	2,090	Citibank, N.A.
ZAR	6,575	09/22/47	7.890%(Q)	3 Month JIBAR(1)(Q)	1,714	42	1,672	Citibank, N.A.
					$403,371	$(244)	$403,615

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).